UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

800-222-8222

Registrant’s telephone number, including area code:

The following 2 series of Wells Fargo Funds Trust have an April 30 fiscal year end:

Wells Fargo Asset Allocation Fund and Wells Fargo Absolute Return Fund.

The following 9 series of Wells Fargo Funds Trust have an October 31 fiscal year end:

Wells Fargo International Bond Fund, Wells Fargo Strategic Income Fund, Wells Fargo Asia Pacific Fund, Wells Fargo Diversified International Fund, Wells Fargo Emerging Markets Equity Fund, Wells Fargo Emerging Markets Equity Income Fund, Wells Fargo Global Opportunities Fund, Wells Fargo International Equity Fund, and Wells Fargo Intrinsic World Equity Fund.

Date of reporting period: July 31, 2016

ITEM 1. INVESTMENTS

Wells Fargo Asset Allocation Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name		Shares	Value
Investment Companies : 100.19%
Asset Allocation Trust (l)		260,291,381	$4,002,714,006

Total Investment Companies (Cost $2,816,366,904)			4,002,714,006

Total Investments (Cost $2,816,366,904)*	100.19%		4,002,714,006
Other Assets and Liabilities, Net	(0.19)		(7,776,635)

Total Net Assets	100.00%		$3,994,937,371

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
*	Cost for federal income tax purposes is $2,816,542,497 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,186,347,102
Gross unrealized losses	(175,593)

Net unrealized gains	$1,186,171,509

1

Wells Fargo Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2016 (unaudited)

The Fund invests all of its investable assets in Asset Allocation Trust, an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Asset Allocation Trust in turn invests its assets in GMO-managed mutual funds (“underlying funds”) and may be exposed to any asset class, including U.S. and foreign equities (including emerging country equities), U.S. and foreign fixed income securities (including emerging country debt securities), and, from time to time, other alternative asset classes. At July 31, 2016, the Fund owned 100% of Asset Allocation Trust.

Valuation

Investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Fair valuation measurements

As of July 31, 2016, the Fund’s investment in Asset Allocation Trust was measured at fair value using the net asset value per share as a practical expedient. Asset Allocation Trust seeks to provide total return by investing in GMO managed mutual funds and may be exposed to any asset class. GMO intends to expose the assets of Asset Allocation Trust to at least 15% in fixed income investments and at least 25% in equity investments. The Fund’s investment in Asset Allocation Trust valued at $4,002,714,006 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Absolute Return Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name		Shares	Value
Investment Companies : 99.41%
GMO Benchmark-Free Allocation Fund Class MF (l)		289,907,786	$7,311,474,371

Total Investment Companies (Cost $7,371,875,980)			7,311,474,371

Total investments (Cost $7,371,875,980)*	99.41%		7,311,474,371
Other assets and liabilities, net	0.59		43,154,017

Total net assets	100.00%		$7,354,628,388

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
*	Cost for federal income tax purposes is $7,488,317,020 and unrealized gains (losses) consists of:

Gross unrealized gains	$0
Gross unrealized losses	(176,842,649)

Net unrealized losses	$(176,842,649)

1

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

July 31, 2016 (Unaudited)

Shares/Par Value (S)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
30,015,303	GMO Debt Opportunities Fund, Class VI	754,884,882
23,836,463	GMO Emerging Country Debt Fund, Class IV	696,501,444
984,743,804	GMO Implementation Fund	12,506,246,314
22,059,663	GMO SGM Major Markets Fund, Class VI	778,044,301
38,935,221	GMO Special Opportunities Fund, Class VI	774,421,555

	TOTAL MUTUAL FUNDS (COST $15,589,441,589)	15,510,098,496

	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
8,795,198	State Street Institutional Treasury Money Market Fund-Premier Class, 0.18%(a)	8,795,198

	TOTAL SHORT-TERM INVESTMENTS (COST $8,795,198)	8,795,198

	TOTAL INVESTMENTS — 100.1% (Cost $15,598,236,787)	15,518,893,694
	Other Assets and Liabilities (net) — (0.1%)	(8,320,463)

	TOTAL NET ASSETS — 100.0%	$15,510,573,231

(a)	The rate disclosed is the 7 day net yield as of July 31, 2016.

Wells Fargo Absolute Return Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2016 (unaudited)

The Fund invests all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds that gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in other GMO Funds (together with GMO Implementation Fund, the “underlying funds”), whether currently existing or created in the future. These additional underlying Funds may include, among others, GMO Alpha Only Fund, GMO Debt Opportunities Fund, GMO Emerging Country Debt Fund, GMO Special Opportunities Fund, and GMO Systematic Global Macro Opportunity Fund. GMO Implementation Fund is permitted to invest in any asset class. Benchmark-Free Allocation Fund also may invest in securities or derivatives directly. As of July 31, 2016, the Fund owned 47% of Benchmark-Free Allocation Fund.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. A complete list of holdings as of July 31, 2016 (unaudited) for Benchmark-Free Allocation Fund has been included as an Appendix for your reference.

Fair valuation measurements

As of July 31, 2016, the Fund’s investment in Benchmark-Free Allocation Fund was measured at fair value using the net asset value per share as a practical expedient. Benchmark-Free Allocation Fund seeks positive total return, not “relative” return, by investing in asset classes GMO believes offer the most attractive return and risk opportunities. The Fund’s investment in Benchmark-Free Allocation Fund valued at $7,311,474,371 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

APPENDIX

Wells Fargo Diversified International Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 94.31%
Australia : 1.78%
Arrium Limited (Materials, Metals & Mining)†(a)	397,400	$6,644
Asaleo Care Limited (Consumer Staples, Personal Products)	114,700	118,546
Automotive Holdings Group Limited (Consumer Discretionary, Specialty Retail)	45,500	149,030
Bendigo Bank Limited (Financials, Banks)	26,100	201,322
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	27,000	194,927
CSR Limited (Materials, Construction Materials)	59,900	174,801
Downer EDI Limited (Industrials, Commercial Services & Supplies)	42,300	134,048
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	65,000	239,080
Lendlease Corporation Limited (Financials, Real Estate Management & Development)	24,500	249,678
Metcash Limited (Consumer Staples, Food & Staples Retailing)†	28,500	46,783
Mineral Resources Limited (Industrials, Commercial Services & Supplies)	14,900	111,194
Primary Health Care Limited (Health Care, Health Care Providers & Services)	25,700	79,881
Qantas Airways Limited (Industrials, Airlines)	59,300	142,406
Seven Group Holdings Limited (Industrials, Trading Companies & Distributors)	15,300	79,647
UGL Limited (Industrials, Construction & Engineering)†	14,100	26,360
		1,954,347

Austria : 0.27%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	5,300	140,817
Voestalpine AG (Materials, Metals & Mining)	4,300	151,529
		292,346

Belgium : 0.73%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	1,785	230,096
Telenet Group Holding NV (Consumer Discretionary, Media)†	6,494	308,018
UCB SA (Health Care, Pharmaceuticals)	3,419	267,456
		805,570

Brazil : 0.42%
Banco do Brasil SA (Financials, Banks)	19,000	123,350
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	5,300	53,942
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	7,976	53,280
JBS SA (Consumer Staples, Food Products)	67,500	226,915
		457,487

Canada : 2.74%
Cameco Corporation (Energy, Oil, Gas & Consumable Fuels)	57,562	550,293
Canadian Pacific Railway Limited (Industrials, Road & Rail)	5,585	836,521
Lundin Mining Corporation (Materials, Metals & Mining)†	206,170	862,167
Magna International Incorporated (Consumer Discretionary, Auto Components)	9,100	350,576
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	900	32,722
Rogers Communications Incorporated Class B (Telecommunication Services, Wireless Telecommunication Services)	4,833	213,472
WestJet Airlines Limited (Industrials, Airlines)	9,200	162,065
		3,007,816

China : 4.33%
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	220,000	119,380
China Everbright Limited (Financials, Capital Markets)	428,000	816,457
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	85,000	1,047,929
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	218,000	154,823
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	141,500	169,616
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	430,000	530,406
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	927,000	524,532
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	89,000	137,887
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	226,000	535,987
Shenzhen International Holdings Limited (Industrials, Transportation Infrastructure)	49,500	71,968

1

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Diversified International Fund

Security name	Shares	Value
China (continued)
TCL Communication Technology Holdings Limited (Information Technology, Technology Hardware, Storage & Peripherals)	117,000	$105,261
Universal Health International Group Holding Limited (Health Care, Health Care Providers & Services)	382,000	20,433
Xinyi Solar Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment)	562,000	215,140
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	468,050	240,709
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	23,400	70,154
		4,760,682

Czech Republic : 0.08%
CEZ AS (Utilities, Electric Utilities)	4,900	92,548

Denmark : 0.45%
Danske Bank AS (Financials, Banks)	9,300	252,713
ISS AS (Industrials, Commercial Services & Supplies)	3,446	132,898
Sydbank AS (Financials, Banks)	4,000	107,431
		493,042

Finland : 0.14%
Tieto Oyj (Information Technology, IT Services)	5,300	152,520

France : 6.62%
Alstom SA (Industrials, Machinery)†	5,100	125,525
Arkema SA (Materials, Chemicals)	910	77,697
AXA SA (Financials, Insurance)	11,300	230,307
BNP Paribas SA (Financials, Banks)	4,400	218,191
Compagnie Generale des Establissements Michelin (Consumer Discretionary, Auto Components)	2,200	224,906
Compagnie de Saint-Gobain SA (Industrials, Building Products)	25,134	1,064,983
Credit Agricole SA (Financials, Banks)	13,900	123,078
Electricite de France SA (Utilities, Electric Utilities)«	12,500	163,577
Engie SA (Utilities, Multi-Utilities)	13,300	218,952
Groupe Danone SA (Consumer Staples, Food Products)	10,974	845,084
L’Oreal SA (Consumer Staples, Personal Products)	1,807	343,944
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,108	190,023
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	39,106	598,535
Pernod-Ricard SA (Consumer Staples, Beverages)	3,577	408,707
Renault SA (Consumer Discretionary, Automobiles)	3,100	271,199
Sanofi SA (Health Care, Pharmaceuticals)	7,200	612,977
SCOR SE (Financials, Insurance)	7,700	224,986
Societe Generale SA (Financials, Banks)	3,700	126,394
Thales SA (Industrials, Aerospace & Defense)	1,600	145,769
Total SA (Energy, Oil, Gas & Consumable Fuels)	7,000	334,640
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	32,422	730,393
		7,279,867

Germany : 13.46%
Allianz AG (Financials, Insurance)	6,392	916,865
Aurubis AG (Materials, Metals & Mining)	2,300	119,467
BASF SE (Materials, Chemicals)	3,500	274,928
Bayer AG (Health Care, Pharmaceuticals)	15,938	1,714,514
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	2,200	189,512
Beiersdorf AG (Consumer Staples, Personal Products)	7,548	708,764
Daimler AG (Consumer Discretionary, Automobiles)	6,200	421,580
Deutsche Bank AG (Financials, Capital Markets)†	9,100	122,340
Deutsche Boerse AG (Financials, Diversified Financial Services)	14,720	1,230,981
Deutsche Post AG (Industrials, Air Freight & Logistics)	6,836	203,982
E.ON SE (Utilities, Multi-Utilities)	8,100	86,863
Hannover Rueck SE (Financials, Insurance)	1,200	122,783
Linde AG (Materials, Chemicals)	7,610	1,094,977
Metro AG (Consumer Staples, Food & Staples Retailing)	38,541	1,240,097
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	5,260	877,398
Rheinmetall AG (Industrials, Industrial Conglomerates)	17,339	1,213,889
SAP SE (Information Technology, Software)	15,459	1,355,173
Siemens AG (Industrials, Industrial Conglomerates)	10,617	1,152,796
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	4,100	221,283

2

Wells Fargo Diversified International Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Shares	Value
Germany (continued)
Volkswagen AG (Consumer Discretionary, Automobiles)	1,600	$237,284
Vonovia SE (Financials, Real Estate Management & Development)	15,480	613,521
Wirecard AG (Information Technology, IT Services)«	14,523	675,285
		14,794,282

Hong Kong : 2.55%
AIA Group Limited (Financials, Insurance)	205,000	1,269,624
China Resources Cement Holdings Limited (Materials, Construction Materials)	168,000	61,064
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	226,500	144,219
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	320,000	238,812
Value Partners Group Limited (Financials, Capital Markets)	375,000	315,626
Wheelock & Company Limited (Financials, Real Estate Management & Development)	22,000	117,821
Xinyi Automobile Glass Holdings Limited (Consumer Discretionary, Auto Components)†	77,250	13,243
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	618,000	471,561
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,000	170,525
		2,802,495

Hungary : 0.07%
Richter Gedeon (Health Care, Pharmaceuticals)	3,500	73,967

India : 0.23%
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	6,600	249,678

Ireland : 2.62%
Allegion plc (Industrials, Building Products)	519	37,570
C&C Group plc (Consumer Staples, Beverages)	18,600	74,944
Medtronic plc (Health Care, Health Care Equipment & Supplies)	24,141	2,115,476
Smurfit Kappa Group plc (Materials, Containers & Packaging)	8,800	206,606
Willis Towers Watson plc (Financials, Insurance)	3,584	443,054
		2,877,650

Israel : 0.41%
Bank Hapoalim Limited (Financials, Banks)	38,000	193,129
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	4,600	253,934
		447,063

Italy : 2.35%
ANIMA Holding SpA (Financials, Capital Markets)144A	151,239	757,502
Enel SpA (Utilities, Electric Utilities)	48,100	221,449
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	33,626	514,284
Mediobanca SpA (Financials, Capital Markets)	23,400	163,900
Prysmian SpA (Industrials, Electrical Equipment)	39,792	930,678
		2,587,813

Japan : 17.65%
Adeka Corporation (Materials, Chemicals)	13,000	174,548
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	3,300	153,462
Alpine Electronics Incorporated (Consumer Discretionary, Household Durables)	11,600	127,670
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	1,800	66,948
Aozora Bank Limited (Financials, Banks)	41,000	152,291
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	17,100	288,505
CALBEE Incorporated (Consumer Staples, Food Products)	4,800	212,162
Calsonic Kansei Corporation (Consumer Discretionary, Auto Components)	26,000	204,616
Central Glass Company Limited (Industrials, Building Products)	34,000	148,616
Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	47,100	917,212
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	22,200	630,742
Daiwa Securities Group Incorporated (Financials, Capital Markets)	130,000	745,715
DCM Holdings Company Limited (Consumer Discretionary, Specialty Retail)	14,100	121,605
Denka Company Limited (Materials, Chemicals)	50,000	220,023
DIC Incorporated (Materials, Chemicals)	5,300	127,520

3

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Diversified International Fund

Security name	Shares	Value
Japan (continued)
Eizo Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	7,300	$201,325
Fuji Oil Company Limited (Consumer Staples, Food Products)	8,800	194,310
Fujikura Limited (Industrials, Electrical Equipment)	25,000	143,088
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	171,000	798,564
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	16,500	218,146
Itochu Corporation (Industrials, Trading Companies & Distributors)	14,600	167,771
Japan Airlines Company Limited (Industrials, Airlines)	6,300	197,332
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	41,920	1,653,629
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	26,400	813,721
Kyorin Company Limited (Health Care, Pharmaceuticals)	7,900	171,185
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	11,000	210,330
Marubeni Corporation (Industrials, Trading Companies & Distributors)	36,300	171,192
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	3,000	134,219
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	1,800	83,442
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	8,800	153,387
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	42,000	242,858
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	246,500	1,261,067
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	27,000	596,310
Mizuho Financial Group Incorporated (Financials, Banks)	171,600	281,025
NGK Insulators Limited (Industrials, Machinery)	20,700	504,947
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	29,000	1,387,259
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	32,200	319,365
Nisshinbo Holdings Incorporated (Industrials, Industrial Conglomerates)	12,400	116,787
Nomura Holdings Incorporated (Financials, Capital Markets)	173,400	797,366
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	45,303	1,220,764
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	1,100	38,595
Resona Holdings Incorporated (Financials, Banks)	75,000	305,042
Ricoh Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	14,500	130,171
S Foods Incorporated (Consumer Staples, Food Products)	7,500	203,092
Sankyu Incorporated (Industrials, Road & Rail)	28,000	161,082
SEINO Holdings Company Limited (Industrials, Road & Rail)	3,000	30,901
Sojitz Corporation (Industrials, Trading Companies & Distributors)	77,400	188,882
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	19,900	211,414
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	8,000	259,362
Sumitomo Osaka Cement Company Limited (Materials, Construction Materials)	37,600	181,302
Toho Holdings Company Limited (Health Care, Health Care Providers & Services)	6,200	140,364
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	36,800	161,576
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	5,900	60,541
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	9,700	560,316
Tsumura & Company (Health Care, Pharmaceuticals)	3,800	108,375
UBE Industries Limited (Materials, Chemicals)	79,000	140,138
West Holdings Corporation (Consumer Discretionary, Household Durables)	5,500	36,277
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	10,500	143,657
		19,392,111

Liechtenstein : 0.11%
VP Bank AG (Financials, Capital Markets)	1,177	117,190

Luxembourg : 0.09%
RTL Group (Consumer Discretionary, Media)	1,101	93,845

Mexico : 0.07%
Genomma Lab Internacional SAB (Health Care, Pharmaceuticals)†	69,400	79,801

Netherlands : 3.39%
Aegon NV (Financials, Insurance)	23,200	94,569
Akzo Nobel NV (Materials, Chemicals)	11,612	752,450
ASML Holdings NV (Information Technology, Semiconductors & Semiconductor Equipment)	2,074	229,415
ING Groep NV (Financials, Banks)	20,600	230,308
Koninklijke Ahold Delhaize NV (Consumer Staples, Food & Staples Retailing)	24,065	574,677
Koninklijke Philips NV (Industrials, Industrial Conglomerates)«	41,955	1,119,639
NN Group NV (Financials, Insurance)	26,801	722,870
		3,723,928

4

Wells Fargo Diversified International Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Shares	Value
Norway : 0.73%
DNB Nor ASA (Financials, Banks)	12,100	$133,159
Frontline Limited (Energy, Oil, Gas & Consumable Fuels)«	17,543	137,231
Marine Harvest ASA (Consumer Staples, Food Products)«	22,503	383,000
Yara International ASA (Materials, Chemicals)	4,600	149,551
		802,941

Poland : 0.07%
Asseco Poland SA (Information Technology, Software)	5,900	81,106

Russia : 0.28%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	10,500	128,100
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)	4,200	182,524
		310,624

Singapore : 0.31%
DBS Group Holdings Limited (Financials, Banks)	17,000	195,398
United Overseas Bank Limited (Financials, Banks)	10,700	145,252
		340,650

South Africa : 0.27%
Barclays Africa Group Limited (Financials, Banks)	12,600	139,323
Imperial Holdings Limited (Consumer Discretionary, Distributors)	5,700	68,057
Omnia Holdings Limited (Materials, Chemicals)	7,600	90,277
		297,657

South Korea : 3.08%
BNK Financial Group Incorporated (Financials, Banks)	1,018	8,007
Hana Financial Group Incorporated (Financials, Banks)	37,692	927,032
Industrial Bank of Korea (Financials, Banks)	16,600	175,610
KT&G Corporation (Consumer Staples, Tobacco)	2,300	248,449
Kwangju Bank (Financials, Banks)	1,044	8,845
Orion Corporation (Consumer Staples, Food Products)	3	2,467
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)144A	1,127	773,686
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	5,427	1,114,324
Woori Bank (Financials, Banks)	13,760	124,069
		3,382,489

Spain : 1.52%
Banco Santander Central Hispano SA (Financials, Banks)	29,500	125,130
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	18,000	112,312
Gas Natural SDG SA (Utilities, Gas Utilities)	15,700	324,811
Grifols SA (Health Care, Biotechnology)	11,100	243,356
Grifols SA ADR (Health Care, Biotechnology)	25,738	436,002
International Consolidated Airlines Group SA (Industrials, Airlines)	80,128	430,544
		1,672,155

Sweden : 1.01%
Boliden AB (Materials, Metals & Mining)	11,400	250,728
Nordea Bank AB (Financials, Banks)	15,000	133,663
Swedbank AB Class A (Financials, Banks)	16,740	351,742
Telefonaktiebolaget LM Ericsson Class B (Information Technology, Communications Equipment)	25,000	186,397
Telia Company AB (Telecommunication Services, Diversified Telecommunication Services)	40,300	183,910
		1,106,440

Switzerland : 6.63%
Actelion Limited (Health Care, Biotechnology)	4,085	724,527
Aryzta AG (Consumer Staples, Food Products)	3,400	127,868
Baloise Holding AG (Financials, Insurance)	2,000	225,340

5

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Diversified International Fund

Security name	Shares	Value
Switzerland (continued)
Credit Suisse Group AG (Financials, Capital Markets)	20,800	$239,290
Georg Fischer AG (Industrials, Machinery)	300	244,686
Nestle SA (Consumer Staples, Food Products)	23,913	1,917,088
Novartis AG (Health Care, Pharmaceuticals)	11,079	917,916
Roche Holding AG (Health Care, Pharmaceuticals)	2,323	593,213
Swiss Life Holding AG (Financials, Insurance)	1,100	251,393
Swiss Reinsurance AG (Financials, Insurance)	5,600	470,037
Syngenta AG (Materials, Chemicals)	339	133,298
UBS Group AG (Financials, Capital Markets)	10,600	146,007
Valiant Holding AG (Financials, Banks)	1,900	181,139
Zurich Insurance Group AG (Financials, Insurance)	4,645	1,116,200
		7,288,002

Taiwan : 0.86%
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	83,000	203,580
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	117,000	632,224
Zhen Ding Technology Holding (Information Technology, Electronic Equipment, Instruments & Components)	55,000	112,850
		948,654

Thailand : 0.26%
Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels)	135,400	130,230
Thai Beverage PCL (Consumer Staples, Beverages)	24,700	19,068
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	75,100	130,988
		280,286

United Kingdom : 15.50%
3i Group plc (Financials, Capital Markets)	27,100	221,290
Aon plc (Financials, Insurance)	9,563	1,023,910
AstraZeneca plc (Health Care, Pharmaceuticals)	2,700	180,381
Aviva plc (Financials, Insurance)	22,000	113,872
Babcock International Group plc (Industrials, Commercial Services & Supplies)	18,086	232,178
BAE Systems plc (Industrials, Aerospace & Defense)	70,700	499,653
Barclays plc (Financials, Banks)	66,900	136,837
Barratt Developments plc (Consumer Discretionary, Household Durables)	23,400	135,488
Bellway plc (Consumer Discretionary, Household Durables)	4,200	116,506
Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)	4,400	156,236
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	8,600	93,159
BP plc (Energy, Oil, Gas & Consumable Fuels)	91,700	518,027
British American Tobacco plc (Consumer Staples, Tobacco)	9,460	604,019
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	18,500	101,204
Capita plc (Industrials, Professional Services)	21,624	274,735
Carillion plc (Industrials, Construction & Engineering)«	30,400	107,301
Centrica plc (Utilities, Multi-Utilities)	68,900	219,849
Coca-Cola European Partners plc (Consumer Staples, Beverages)	16,512	616,393
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)	20,500	115,930
Debenhams plc (Consumer Discretionary, Multiline Retail)	93,500	69,358
Delphi Automotive plc (Consumer Discretionary, Auto Components)	9,410	638,186
Diageo plc (Consumer Staples, Beverages)	1,862	53,253
easyJet plc (Industrials, Airlines)	6,900	95,062
Firstgroup plc (Industrials, Road & Rail)†	54,400	72,212
Galliford Try plc (Industrials, Construction & Engineering)	6,500	84,476
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	8,800	196,591
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	11,973	631,212
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	90,900	269,836
Liberty Global plc Class A (Consumer Discretionary, Media)	20,293	643,491
Liberty Global plc Class C (Consumer Discretionary, Media)	30,449	942,397
Liberty Latin America and Caribbean Group Class A (Consumer Discretionary, Media)†	2,356	80,929
Liberty Latin America and Caribbean Group Class C (Consumer Discretionary, Media)†	3,601	126,035
Lloyds Banking Group plc (Financials, Banks)	642,413	451,882
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	33,900	143,254
Mitie Group plc (Industrials, Commercial Services & Supplies)«	31,900	104,996
Mondi plc (Materials, Paper & Forest Products)	4,200	85,045
Old Mutual plc (Financials, Insurance)	59,600	166,116

6

Wells Fargo Diversified International Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name			Shares	Value
United Kingdom (continued)
Qinetiq Group plc (Industrials, Aerospace & Defense)			47,700	$141,850
Reckitt Benckiser Group plc (Consumer Staples, Household Products)			5,108	494,981
Redrow plc (Consumer Discretionary, Household Durables)			24,200	108,285
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)			22,200	588,199
Royal Mail plc (Industrials, Air Freight & Logistics)			20,900	140,928
Smiths Group plc (Industrials, Industrial Conglomerates)			79,395	1,327,101
Tullett Prebon plc (Financials, Capital Markets)			20,600	90,568
Unilever plc (Consumer Staples, Personal Products)			21,791	1,019,036
United Business Media plc (Consumer Discretionary, Media)			62,639	556,671
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			386,633	1,174,583
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			50,500	124,178
Wolseley plc (Industrials, Trading Companies & Distributors)			17,008	947,414
				17,035,093

United States : 3.23%
Amazon.com Incorporated (Consumer Discretionary, Internet & Catalog Retail)†			553	419,622
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)			3,598	374,948
Coach Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)			13,801	594,961
Cognizant Technology Solutions Corporation Class A (Information Technology, IT Services)†			18,399	1,057,759
Pfizer Incorporated (Health Care, Pharmaceuticals)			21,599	796,787
WABCO Holdings Incorporated (Industrials, Machinery)†			3,032	304,019
				3,548,096

Total Common Stocks (Cost $102,559,227)				103,630,241

		Expiration date
Participation Notes : 1.11%
China : 0.52%
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†		2-19-2019	12,090	569,406

Ireland : 0.59%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)		10-29-2018	48,787	647,293

Total Participation Notes (Cost $957,954)				1,216,699

	Dividend yield
Preferred Stocks : 0.58%
Brazil : 0.03%
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) ±	3.52%		13,600	38,127

Germany : 0.55%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±	1.34		4,839	602,674

Total Preferred Stocks (Cost $549,083)				640,801

	Yield
Short-Term Investments : 3.87%
Investment Companies : 3.87%
Securities Lending Cash Investments LLC (l)(r)(u)	0.50		1,301,378	1,301,378
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.32		2,956,771	2,956,771
Total Short-Term Investments (Cost $4,258,149)				4,258,149

7

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Diversified International Fund

		Value
Total investments in securities (Cost $108,324,413)*	99.87%	$109,745,890
Other assets and liabilities, net	0.13	138,527

Total net assets	100.00%	$109,884,417

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $109,756,886 and unrealized gains (losses) consists of:

Gross unrealized gains	$11,356,183
Gross unrealized losses	(11,367,179)

Net unrealized losses	$(10,996)

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company

8

Wells Fargo Diversified International Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$1,947,703	$0	$6,644	$1,954,347
Austria	292,346	0	0	292,346
Belgium	805,570	0	0	805,570
Brazil	457,487	0	0	457,487
Canada	3,007,816	0	0	3,007,816
China	4,760,682	0	0	4,760,682
Czech Republic	92,548	0	0	92,548
Denmark	493,042	0	0	493,042
Finland	152,520	0	0	152,520
France	7,279,867	0	0	7,279,867
Germany	14,794,282	0	0	14,794,282
Hong Kong	2,802,495	0	0	2,802,495

Hungary	73,967	0	0	73,967
India	249,678	0	0	249,678
Ireland	2,877,650	0	0	2,877,650
Israel	447,063	0	0	447,063
Italy	2,587,813	0	0	2,587,813
Japan	19,392,111	0	0	19,392,111
Liechtenstein	117,190	0	0	117,190
Luxembourg	93,845	0	0	93,845
Mexico	79,801	0	0	79,801
Netherlands	3,723,928	0	0	3,723,928
Norway	802,941	0	0	802,941
Poland	81,106	0	0	81,106
Russia	310,624	0	0	310,624
Singapore	340,650	0	0	340,650
South Africa	297,657	0	0	297,657
South Korea	3,382,489	0	0	3,382,489
Spain	1,672,155	0	0	1,672,155
Sweden	1,106,440	0	0	1,106,440
Switzerland	7,288,002	0	0	7,288,002
Taiwan	948,654	0	0	948,654
Thailand	280,286	0	0	280,286
United Kingdom	17,035,093	0	0	17,035,093
United States	3,548,096	0	0	3,548,096
Participation notes
China	0	569,406	0	569,406
Ireland	0	647,293	0	647,293
Preferred stocks
Brazil	38,127	0	0	38,127
Germany	602,674	0	0	602,674
Short-term investments
Investment companies	2,956,771	0	0	2,956,771
Investments measured at net asset value*				1,301,378

	107,221,169	1,216,699	6,644	109,745,890
Forward foreign currency contracts	0	102,973	0	102,973

Total assets	$107,221,169	$1,319,672	$6,644	$109,848,863

Liabilities
Forward foreign currency contracts	$0	$10,224	$0	$10,224

Total liabilities	$0	$10,224	$0	$10,224

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,301,378 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing that was used in pricing certain foreign securities at the previous period end was not used at July 31, 2016. As a result common stocks valued at $75,364,087 and preferred stocks valued at $640,801 were transferred from Level 2 to Level 1 within the fair value hierarchy. The Fund had no material transfers into/out of Level 3.

Derivative transactions

During the nine months ended July 31, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At July 31, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at July 31, 2016	In exchange for U.S. $	Unrealized gains (losses)
9-15-2016	Credit Suisse	2,500,000 EUR	$2,799,998	$2,830,588	$30,590
9-22-2016	Morgan Stanley	500,000 GBP	662,300	734,683	72,383
10-13-2016	Credit Suisse	674,000 EUR	755,833	747,651	(8,182)
10-25-2016	Morgan Stanley	349,600 GBP	463,352	461,310	(2,042)

Wells Fargo International Equity Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 95.40%
Brazil : 0.17%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	99,329	$663,518

Canada : 3.80%
Cameco Corporation (Energy, Oil, Gas & Consumable Fuels)	662,931	6,337,620
Lundin Mining Corporation (Materials, Metals & Mining)†	2,010,053	8,405,690
		14,743,310

China : 9.50%
China Everbright Limited (Financials, Capital Markets)	4,246,000	8,099,711
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	658,000	8,112,201
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	3,602,000	4,443,073
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	11,165,000	6,317,585
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	1,861,900	4,415,725
Xinyi Solar Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment)«	6,964,000	2,665,895
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,524,180	2,840,982
		36,895,172

France : 3.08%
Compagnie de Saint-Gobain SA (Industrials, Building Products)	281,930	11,945,999

Germany : 16.36%
Bayer AG (Health Care, Pharmaceuticals)	62,130	6,683,573
Metro AG (Consumer Staples, Food & Staples Retailing)	324,931	10,454,997
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	41,365	6,899,917
Rheinmetall AG (Industrials, Industrial Conglomerates)	196,415	13,750,855
SAP SE (Information Technology, Software)	172,644	15,134,390
Siemens AG (Industrials, Industrial Conglomerates)	97,701	10,608,395
		63,532,127

Hong Kong : 2.53%
Value Partners Group Limited (Financials, Capital Markets)	4,515,000	3,800,133
Xinyi Automobile Glass Hong Kong Enterprises Limited (Consumer Discretionary, Auto Components)†	958,500	164,313
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	7,668,000	5,851,021
		9,815,467

Italy : 6.23%
ANIMA Holding SpA (Financials, Capital Markets)144A	1,691,782	8,473,531
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	374,661	5,730,158
Prysmian SpA (Industrials, Electrical Equipment)	427,309	9,994,146
		24,197,835

Japan : 14.88%
Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	484,600	9,436,960
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	234,700	6,668,254
Daiwa Securities Group Incorporated (Financials, Capital Markets)	1,367,000	7,841,477
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,829,000	8,541,368
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	2,011,700	10,291,639
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	371,000	8,193,742
Nomura Holdings Incorporated (Financials, Capital Markets)	1,388,700	6,385,829
West Holdings Corporation (Consumer Discretionary, Household Durables)«	69,600	459,066
		57,818,335

Netherlands : 7.20%
Akzo Nobel NV (Materials, Chemicals)	120,514	7,809,224
Koninklijke Philips NV (Industrials, Industrial Conglomerates)«	450,128	12,012,418

1

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo International Equity Fund

Security name			Shares	Value
Netherlands (continued)
NN Group NV (Financials, Insurance)			302,022	$8,146,065
				27,967,707

Norway : 1.18%
Frontline Limited (Energy, Oil, Gas & Consumable Fuels)«			187,330	1,465,398
Marine Harvest ASA (Consumer Staples, Food Products)«			183,880	3,129,631
				4,595,029

South Korea : 7.17%
Hana Financial Group Incorporated (Financials, Banks)			434,476	10,685,903
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)144A			12,868	8,833,882
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)			40,603	8,337,000
				27,856,785

Switzerland : 4.99%
Novartis AG (Health Care, Pharmaceuticals)			124,795	10,339,495
Zurich Insurance Group AG (Financials, Insurance)			37,605	9,036,530
				19,376,025

United Kingdom : 13.55%
Capita plc (Industrials, Professional Services)			269,097	3,418,909
Reckitt Benckiser Group plc (Consumer Staples, Household Products)			54,422	5,273,655
Smiths Group plc (Industrials, Industrial Conglomerates)			850,769	14,220,749
United Business Media plc (Consumer Discretionary, Media)			780,352	6,934,961
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			3,951,952	12,005,947
Wolseley plc (Industrials, Trading Companies & Distributors)			193,849	10,798,165
				52,652,386

United States : 4.76%
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)			38,596	4,022,089
Coach Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)			148,495	6,401,619
Pfizer Incorporated (Health Care, Pharmaceuticals)			218,988	8,078,469
				18,502,177

Total Common Stocks (Cost $356,704,140)				370,561,872

		Expiration date
Participation Notes : 1.75%
China : 1.75%
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†		2-19-2019	101,006	4,757,111
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†		12-4-2024	43,031	2,026,644
Total Participation Notes (Cost $4,522,600)				6,783,755

	Yield
Short-Term Investments : 2.83%
Investment Companies : 2.83%
Securities Lending Cash Investments LLC (l)(r)(u)	0.50%		6,954,272	6,954,272
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.32		4,034,759	4,034,759
Total Short-Term Investments (Cost $10,989,031)				10,989,031

2

Wells Fargo International Equity Fund	Portfolio of investments — July 31, 2016 (unaudited)

		Value
Total investments in securities (Cost $372,215,771)*	99.98%	$388,334,658
Other assets and liabilities, net	0.02	87,344

Total net assets	100.00%	$388,422,002

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $374,172,297 and unrealized gains (losses) consists of:

Gross unrealized gains	$38,854,187
Gross unrealized losses	(24,691,826)

Net unrealized gains	$14,162,361

Abbreviations:

GDR	Global depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Wells Fargo International Equity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in :
Common stocks
Brazil	$663,518	$0	$0	$663,518
Canada	14,743,310	0	0	14,743,310
China	36,895,172	0	0	36,895,172
France	11,945,999	0	0	11,945,999
Germany	63,532,127	0	0	63,532,127
Hong Kong	9,815,467	0	0	9,815,467
Italy	24,197,835	0	0	24,197,835
Japan	57,818,335	0	0	57,818,335
Netherlands	27,967,707	0	0	27,967,707
Norway	4,595,029	0	0	4,595,029
South Korea	27,856,785	0	0	27,856,785
Switzerland	19,376,025	0	0	19,376,025

United Kingdom	52,652,386	0	0	52,652,386
United States	18,502,177	0	0	18,502,177
Participation notes
China	0	6,783,755	0	6,783,755
Short-term investments
Investment companies	4,034,759	0	0	4,034,759
Investments measured at net asset value*				6,954,272

	374,596,631	6,783,755	0	388,334,658
Forward foreign currency contracts	0	1,117,007	0	1,117,007

Total assets	$374,596,631	$7,900,762	$0	$389,451,665

Liabilities
Forward foreign currency contracts	$0	$101,620	$0	$101,620

Total liabilities	$0	$101,620	$0	$101,620

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $6,954,272 does not have any unfunded commitments and can be redeemed daily as it does not have a redemption notice period.

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing that was used in pricing certain foreign securities at the previous period end was not used at July 31, 2016. As a result common stocks valued at $298,188,813 were transferred from Level 2 to Level 1 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

Derivative transactions

During the nine months ended July 31, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes. At July 31, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at July 31, 2016	In exchange for U.S. $	Unrealized gains (losses)
8-31-2016	Barclay’s	2,743,800 EUR	$3,070,956	$3,070,993	$37
9-15-2016	Credit Suisse	27,930,000 EUR	31,281,579	31,623,324	341,745
9-22-2016	Morgan Stanley	5,355,000 GBP	7,093,230	7,868,455	775,225
10-13-2016	Credit Suisse	6,408,000 EUR	7,186,017	7,108,234	(77,783)
10-25-2016	Morgan Stanley	4,080,000 GBP	5,407,544	5,383,707	(23,837)

Wells Fargo Asia Pacific Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 94.72%
Australia : 6.18%
AMP Limited (Financials, Diversified Financial Services)	198,057	$874,483
Australia & New Zealand Banking Group Limited (Financials, Banks)	58,700	1,152,698
BHP Billiton Limited (Materials, Metals & Mining)	91,400	1,355,848
Healthscope Limited (Health Care, Health Care Providers & Services)	681,600	1,533,227
Medibank Private Limited (Financials, Insurance)	306,927	716,075
MYOB Group Limited (Information Technology, Internet Software & Services)«	676,700	1,938,753
Suncorp Group Limited (Financials, Insurance)	156,300	1,595,218
		9,166,302

China : 20.74%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services)†	35,700	2,944,536
AviChina Industry & Technology Company Limited H Shares (Industrials, Aerospace & Defense)	2,137,000	1,564,518
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	12,641	2,017,504
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)«	1,222,000	741,857
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	647,000	707,177
China Construction Bank H Shares (Financials, Banks)	4,635,000	3,106,568
China Everbright International Limited (Industrials, Commercial Services & Supplies)	579,000	625,389
China Galaxy Securities Company Limited H Shares (Financials, Capital Markets)	817,000	706,598
China Longyuan Power Group Corporation H Shares (Utilities, Independent Power & Renewable Electricity Producers)	1,470,000	1,178,516
China Merchants Bank Company Limited H Shares (Financials, Banks)	344,000	736,028
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	229,500	2,829,407
China Overseas Land & Investment Limited (Financials, Real Estate Management & Development)	522,000	1,715,689
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	2,854,000	2,026,905
China Power International Development Limited (Utilities, Independent Power & Renewable Electricity Producers)	1,238,000	504,238
China Shenhua Energy Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	450,000	859,584
China State Construction International Holdings Limited (Industrials, Construction & Engineering)	798,000	1,067,648
COSCO Pacific Limited (Industrials, Transportation Infrastructure)	153,990	158,785
Huaneng Renewables Corporation Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	4,424,000	1,414,147
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	4,315,000	2,441,592
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	2,298,000	1,557,986
Ping An Insurance (Group) Company of China Limited H Shares (Financials, Insurance)	154,500	720,883
Sinotrans Limited H Shares (Industrials, Air Freight & Logistics)	2,484,000	1,136,600
		30,762,155

Hong Kong : 0.60%
China Gas Holdings Limited (Utilities, Gas Utilities)	566,000	894,406

India : 7.78%
Bharti Infratel Limited (Telecommunication Services, Diversified Telecommunication Services)	136,500	805,734
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	255,900	1,253,045
Emami Limited (Consumer Staples, Personal Products)	58,800	1,000,965
HDFC Bank Limited (Financials, Banks)	95,200	1,771,117
Hindalco Industries Limited (Materials, Metals & Mining)	645,200	1,286,355
Larsen & Toubro Limited (Industrials, Construction & Engineering)	33,400	777,272
Maruti Suzuki India Limited (Consumer Discretionary, Automobiles)	26,100	1,853,749
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	86,600	1,312,090
Suzlon Energy Limited (Industrials, Electrical Equipment)†	2,303,000	599,946
Voltas Limited (Industrials, Construction & Engineering)	167,900	876,158
		11,536,431

Indonesia : 4.00%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	1,694,300	1,490,767
PT Blue Bird Tbk (Industrials, Road & Rail)	1,641,800	492,596
PT Bumi Serpong Damai Tbk (Financials, Real Estate Management & Development)	4,585,900	731,727
PT Cikarang Listrindo Tbk (Utilities, Independent Power & Renewable Electricity Producers)†	6,133,100	702,344
PT Siloam International Hospitals Tbk (Health Care, Health Care Providers & Services)†	773,800	577,463

1

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Asia Pacific Fund

Security name	Shares	Value
Indonesia (continued)
PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)	6,008,300	$1,940,307
		5,935,204

Japan : 29.39%
Bridgestone Corporation (Consumer Discretionary, Auto Components)	66,900	2,361,022
FUJIFILM Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	40,700	1,487,434
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	249,000	1,162,822
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	93,500	1,236,159
Japan Airlines Company Limited (Industrials, Airlines)	72,100	2,258,358
Japan Hotel REIT Investment Corporation (Financials, REITs)	2,100	1,774,097
Japan Rental Housing Investment Incorporated (Financials, REITs)	2,400	2,062,822
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	28,300	1,116,357
Kawasaki Heavy Industries Limited (Industrials, Machinery)	406,000	1,221,561
Kubota Corporation (Industrials, Machinery)	83,800	1,246,303
LINE Corporation (Information Technology, Software)«†	7,100	272,073
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	31,600	1,413,770
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	486,000	2,486,323
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	98,000	2,164,385
Nagoya Railroad Company Limited (Industrials, Road & Rail)	303,000	1,716,411
Nintendo Company Limited (Information Technology, Software)	3,300	695,511
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	18,900	904,110
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	80,600	2,171,899
Obayashi Corporation (Industrials, Construction & Engineering)	164,900	1,824,591
ORIX Corporation (Financials, Diversified Financial Services)	73,600	1,056,014
Otsuka Corporation (Information Technology, IT Services)	23,200	1,202,803
Panasonic Corporation (Consumer Discretionary, Household Durables)	139,700	1,384,199
Resona Holdings Incorporated (Financials, Banks)	295,600	1,202,274
Sekisui House Limited (Consumer Discretionary, Household Durables)	141,700	2,400,436
Skylark Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	55,000	736,316
Sony Corporation (Consumer Discretionary, Household Durables)	35,900	1,154,739
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	486,000	1,652,786
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	55,600	1,737,176
Tsukui Corporation (Health Care, Health Care Providers & Services)	93,800	1,492,012
		43,594,763

Malaysia : 1.00%
IHH Healthcare Bhd (Health Care, Health Care Providers & Services)	493,400	792,737
Tenaga Nasional Bhd (Utilities, Electric Utilities)	196,300	693,476
		1,486,213

New Zealand : 1.11%
Fletcher Building Limited (Materials, Construction Materials)	124,700	872,665
SKYCITY Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	211,600	774,785
		1,647,450

Philippines : 1.55%
Globe Telecom Incorporated (Telecommunication Services, Wireless Telecommunication Services)	27,675	1,332,348
Metro Pacific Investments Corporation (Financials, Diversified Financial Services)	6,082,700	968,377
		2,300,725

Singapore : 3.01%
CapitaLand Commercial Trust Limited (Financials, REITs)	642,000	720,676
CapitaLand Mall Trust (Financials, REITs)	666,700	1,064,174
Mapletree Commercial Trust (Financials, REITs)	392,500	464,021
Singapore Post Limited (Industrials, Air Freight & Logistics)	678,500	726,223
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	322,000	790,169

2

Wells Fargo Asia Pacific Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name		Shares	Value
Singapore (continued)
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)		222,800	$694,640
			4,459,903

South Korea : 8.98%
Hana Financial Group Incorporated (Financials, Banks)		51,790	1,273,771
Hyundai Motor Company (Consumer Discretionary, Automobiles)		9,200	1,084,141
KB Financial Group Incorporated (Financials, Banks)		39,500	1,241,262
Korea Electric Power Corporation (Utilities, Electric Utilities)		35,190	1,925,766
LG Chem Limited (Materials, Chemicals)		7,700	1,673,838
Macquarie Korea Infrastructure Fund (Financials, Capital Markets)		203,900	1,629,161
POSCO (Materials, Metals & Mining)		8,200	1,658,082
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)		1,063	1,460,480
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)		6,700	1,375,709
			13,322,210

Taiwan : 8.90%
Advanced Semiconductor Engineering Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)		718,000	854,682
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)		364,410	900,666
CTBC Financial Holding Company Limited (Financials, Banks)		1,430,163	788,487
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)		837,350	2,305,644
King Yuan Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)		1,047,000	1,001,969
Largan Precision Company Limited (Information Technology, Electronic Equipment, Instruments & Components)		7,000	749,930
MediaTek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)		97,000	739,890
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)		673,000	1,011,935
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)		413,000	2,231,698
Uni-President Enterprises Corporation (Consumer Staples, Food Products)		413,000	843,517
United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)		2,180,000	812,643
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)		761,000	967,846
			13,208,907

Thailand : 1.48%
Major Cineplex Group PCL (Consumer Discretionary, Media)		1,283,300	1,261,930
The Siam Cement PCL (Materials, Construction Materials)		63,700	936,388
			2,198,318

Total Common Stocks (Cost $134,625,315)			140,512,987

	Expiration date
Participation Notes : 1.71%
China : 1.71%
HSBC Bank plc (Han’s Laser Technology Industry Group Company Limited Class A) (Industrials, Machinery)†	3-18-2019	229,000	784,572
HSBC Bank plc (Inner Mongolia Yili Industrial Group Company Limited Class A) (Consumer Staples, Food Products)†	9-25-2023	344,600	960,879

3

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Asia Pacific Fund

Security name			Expiration date	Shares	Value
China (continued)
UBS AG (Shanghai International Air Company Limited Class A) (Industrials, Transportation Infrastructure)†			8-29-2016	187,382	$785,714

Total Participation Notes (Cost $2,336,516)					2,531,165

		Dividend yield
Preferred Stocks : 1.83%
South Korea : 1.83%
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals) ±		1.59%		2,400	2,710,351

Total Preferred Stocks (Cost $1,866,044)					2,710,351

		Yield
Short-Term Investments : 3.19%
Investment Companies : 3.19%
Securities Lending Cash Investments LLC (l)(r)(u)		0.50		2,596,003	2,596,003
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.32		2,130,796	2,130,796
Total Short-Term Investments (Cost $4,726,799)					4,726,799

Total investments in securities (Cost $143,554,674)*	101.45%				150,481,302
Other assets and liabilities, net	(1.45)				(2,144,844)

Total net assets	100.00%				$148,336,458

«	All or a portion of this security is on loan.
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $145,089,659 and unrealized gains (losses) consists of:

Gross unrealized gains	$15,577,886
Gross unrealized losses	(10,186,243)

Net unrealized gains	$5,391,643

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company
REIT	Real Estate Investment Trust

4

Wells Fargo Asia Pacific Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$9,166,302	$0	$0	$9,166,302
China	30,762,155	0	0	30,762,155
Hong Kong	894,406	0	0	894,406
India	11,536,431	0	0	11,536,431
Indonesia	5,935,204	0	0	5,935,204
Japan	43,594,763	0	0	43,594,763
Malaysia	1,486,213	0	0	1,486,213
New Zealand	1,647,450	0	0	1,647,450
Philippines	2,300,725	0	0	2,300,725
Singapore	4,459,903	0	0	4,459,903
South Korea	13,322,210	0	0	13,322,210
Taiwan	13,208,907	0	0	13,208,907
Thailand	2,198,318	0	0	2,198,318
Participation notes
China	0	2,531,165	0	2,531,165
Preferred stocks
South Korea	2,710,351	0	0	2,710,351
Short-term investments
Investment companies	2,130,796	0	0	2,130,796
Investments measured at net asset value*				2,596,003

Total assets	$145,354,134	$2,531,165	$0	$150,481,302

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $2,596,003 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing that was used in pricing certain foreign securities at the previous period end was not used at July 31, 2016. As a result common stocks valued at $102,140,924 and preferred stocks valued at $2,710,351 were transferred from Level 2 to Level 1 within the fair value hierarchy. The Fund had no material transfers into/out of Level 3.

Wells Fargo International Bond Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 3.63%
United States : 3.63%
AbbVie Incorporated (Health Care, Biotechnology)	3.20%	5-14-2026	$900,000	$923,441
Amazon.com Incorporated (Consumer Discretionary, Internet & Catalog Retail)	3.80	12-5-2024	2,300,000	2,591,175
Arrow Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	3.50	4-1-2022	4,775,000	4,864,679
AT&T Incorporated (Telecommunication Services, Diversified Telecommunication Services)	3.60	2-17-2023	2,625,000	2,789,107
Ford Motor Credit Company LLC (Consumer Discretionary, Automobiles)	2.46	3-27-2020	2,600,000	2,627,851
Goldman Sachs Group Incorporated (Financials, Capital Markets)	3.75	2-25-2026	3,000,000	3,173,883
JPMorgan Chase & Company (Financials, Banks)	3.30	4-1-2026	2,575,000	2,679,916
Lam Research Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	3.90	6-15-2026	1,900,000	2,039,428
Oracle Corporation (Information Technology, Software)	2.65	7-15-2026	1,900,000	1,917,339
The Kraft Heinz Foods Company (Consumer Staples, Food Products) 144A	3.00	6-1-2026	2,000,000	2,046,284
Total Corporate Bonds and Notes (Cost $24,699,928)				25,653,103

Foreign Corporate Bonds and Notes @ : 13.38%
Australia : 0.52%
General Electric Capital Corporation (Financials, Diversified Financial Services, AUD)	6.00	3-15-2019	1,367,000	1,132,967
Transurban Finance Company Limited (Financials, Diversified Financial Services, EUR)	1.88	9-16-2024	2,090,000	2,516,389
				3,649,356

Austria : 0.16%
Sappi Papier Holding GmbH (Materials, Paper & Forest Products, EUR) 144A	4.00	4-1-2023	1,000,000	1,165,516

Bermuda : 0.39%
Bacardi Limited (Consumer Staples, Beverages, EUR)	2.75	7-3-2023	2,204,000	2,793,468

Brazil : 0.52%
BRF SA (Consumer Staples, Food Products, BRL) 144A	7.75	5-22-2018	13,137,000	3,671,788

France : 0.49%
Bisoho SAS (Consumer Discretionary, Textiles, Apparel & Luxury Goods, EUR) 144A	5.88	5-1-2023	525,000	608,910
Casino Guichard Perrachon SA (Consumer Staples, Food & Staples Retailing, EUR)	3.25	3-7-2024	1,700,000	2,100,972
Europcar Groupe SA (Industrials, Road & Rail, EUR) 144A	5.75	6-15-2022	650,000	737,601
				3,447,483

Germany : 1.47%
HP Pelzer Holding GmbH (Consumer Discretionary, Auto Components, EUR)	7.50	7-15-2021	875,000	1,039,391
KfW (Financials, Banks, TRY)	5.00	1-16-2017	3,745,000	1,225,497
KfW (Financials, Banks, AUD)	5.00	3-19-2024	6,900,000	6,177,618
Landwirtschaftliche Rentenbank (Financials, Banks, ZAR)	8.25	5-23-2022	5,400,000	387,481

1

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo International Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Germany (continued)
Rapid Holding GmbH (Energy, Energy Equipment & Services, EUR) 144A	6.63%	11-15-2020	1,300,000	$1,520,054
				10,350,041

Ireland : 0.65%
GE Capital UK Funding Company (Financials, Capital Markets, GBP)	5.13	5-24-2023	1,000,000	1,660,682
Ryanair Limited (Industrials, Airlines, EUR)	1.13	3-10-2023	2,580,000	2,956,901
				4,617,583

Luxembourg : 0.60%
Befesa Zinc Aser SA (Utilities, Water Utilities, EUR)	8.88	5-15-2018	1,925,000	2,188,910
European Investment Bank (Financials, Banks, ZAR)	9.00	3-31-2021	5,790,000	427,824
Gestamp Funding Luxembourg SA (Financials, Diversified Financial Services, EUR) 144A	3.50	5-15-2023	1,400,000	1,623,802
				4,240,536

Mexico : 0.12%
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, MXN)	7.13	12-9-2024	7,250,000	380,635
Petroleos Mexicanos (Energy, Oil, Gas & Consumable Fuels, MXN) 144A	7.19	9-12-2024	9,532,000	462,731
				843,366

Norway : 0.83%
Kommunalbanken AS (Financials, Banks, AUD)	5.25	7-15-2024	6,500,000	5,866,180

Philippines : 0.86%
Asian Development Bank (Financials, Banks, AUD)	3.75	3-12-2025	7,231,000	6,046,142

Spain : 0.48%
Ence Energia Y Celulosa (Materials, Paper & Forest Products, EUR)	5.38	11-1-2022	1,200,000	1,442,382
Grupo Antolin Irausa SA (Consumer Discretionary, Auto Components, EUR) 144A	5.13	6-30-2022	500,000	594,972
PortAventura Entertainment Barcelona BV (Consumer Discretionary, Hotels, Restaurants & Leisure, EUR)	7.25	12-1-2020	1,150,000	1,337,616
				3,374,970

United Kingdom : 4.00%
AA Bond Company Limted (Financials, Diversified Financial Services, GBP)	5.50	7-31-2043	1,000,000	1,291,285
British Telecommunications plc (Telecommunication Services, Diversified Telecommunication Services, EUR)	1.13	3-10-2023	1,600,000	1,860,024
Delphi Automotive plc (Consumer Discretionary, Auto Components, EUR)	1.50	3-10-2025	3,100,000	3,521,954
FirstGroup plc (Industrials, Road & Rail, GBP)	5.25	11-29-2022	1,300,000	1,991,767
Heathrow Funding Limited (Industrials, Transportation Infrastructure, EUR)	1.88	5-23-2024	561,000	676,480
Heathrow Funding Limited (Industrials, Transportation Infrastructure, GBP)	7.13	2-14-2024	1,900,000	3,340,963
Jaguar Land Rover plc (Consumer Discretionary, Automobiles, GBP)	5.00	2-15-2022	1,000,000	1,399,548
Lincoln Finance Limited (Financials, Diversified Financial Services, EUR) 144A	6.88	4-15-2021	500,000	603,720
Merlin Entertainments plc (Consumer Discretionary, Hotels, Restaurants & Leisure, EUR)	2.75	3-15-2022	1,100,000	1,231,153
New Look Secured Issuer plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods, GBP) 144A	6.50	7-1-2022	1,600,000	1,993,645
TES Finance plc (Financials, Diversified Financial Services, GBP)	6.75	7-15-2020	1,750,000	1,852,830
Tesco plc (Consumer Staples, Food & Staples Retailing, GBP)	6.13	2-24-2022	1,400,000	2,089,358

2

Wells Fargo International Bond Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
United Kingdom (continued)
Twinkle Pizza plc (Consumer Discretionary, Hotels, Restaurants & Leisure, GBP)	6.63%	8-1-2021	1,450,000	$1,871,557
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services, EUR)	1.75	8-25-2023	1,250,000	1,510,503
Wagamama Finance plc (Consumer Discretionary, Hotels, Restaurants & Leisure, GBP) 144A	7.88	2-1-2020	450,000	623,877
Wagamama Finance plc (Consumer Discretionary, Hotels, Restaurants & Leisure, GBP)	7.88	2-1-2020	620,000	859,564
Worldpay Finance plc (Financials, Diversified Financial Services, EUR)	3.75	11-15-2022	1,300,000	1,518,804
				28,237,032

United States : 2.29%
Albemarle Corporation (Materials, Chemicals, EUR)	1.88	12-8-2021	2,410,000	2,857,798
Ball Corporation (Materials, Containers & Packaging, EUR)	4.38	12-15-2023	1,250,000	1,551,282
Cemex Finance LLC (Financials, Diversified Financial Services, EUR) 144A	4.63	6-15-2024	1,350,000	1,501,694
Fedex Corporation (Industrials, Air Freight & Logistics, EUR)	1.63	1-11-2027	1,450,000	1,701,619
Honeywell International Incorporated (Industrials, Aerospace & Defense, EUR)	1.30	2-22-2023	850,000	1,004,078
Morgan Stanley (Financials, Capital Markets, EUR)	1.75	1-30-2025	2,000,000	2,350,198
Priceline Group Incorporated (Consumer Discretionary, Internet & Catalog Retail, EUR)	2.38	9-23-2024	2,159,000	2,600,984
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services, EUR)	3.25	2-17-2026	1,000,000	1,379,156
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services, EUR)	3.25	2-17-2026	864,000	1,191,591
				16,138,400

Total Foreign Corporate Bonds and Notes (Cost $102,655,312)				94,441,861

Foreign Government Bonds @ : 65.97%
Australian Government Bond (AUD)	2.75	11-21-2027	17,000,000	13,931,663
Australian Government Bond Series 138 (AUD)	3.25	4-21-2029	19,050,000	16,379,260
Bonos y Obligaciones del Estado 144A (EUR)	1.30	10-31-2026	9,095,000	10,364,491
Bonos y Obligaciones del Estado 144A (EUR)	2.90	10-31-2046	12,360,000	16,321,014
Brazil (BRL)	10.00	1-1-2019	21,955,000	6,535,756
Brazil (BRL)	10.00	1-1-2025	46,040,000	13,042,991
Canada 144A (CAD)	2.90	6-15-2024	11,000,000	9,403,224
Colombia (COP)	7.00	5-4-2022	11,100,000,000	3,567,724
Hungary (HUF)	3.00	10-27-2027	450,000,000	1,642,241
Hungary (HUF)	5.50	6-24-2025	3,730,000,000	16,279,184
Indonesia (IDR)	7.88	4-15-2019	48,400,000,000	3,809,808
Indonesia (IDR)	8.38	3-15-2024	13,750,000,000	1,138,966
Korea (KRW)	3.00	9-10-2024	10,100,000,000	10,128,087
Korea (KRW)	3.13	3-10-2019	6,400,000,000	5,989,289
Malaysia (MYR)	3.66	10-15-2020	7,650,000	1,927,396
Malaysia (MYR)	3.96	9-15-2025	70,050,000	17,591,576
Malaysia (MYR)	4.50	4-15-2030	8,950,000	2,317,297
Mexico (MXN)	5.75	3-5-2026	13,000,000	683,652
Mexico (MXN)	6.50	6-10-2021	520,000,000	28,744,019
Mexico (MXN)	10.00	12-5-2024	39,450,000	2,678,400
New Zealand (NZD)	4.50	4-15-2027	35,000,000	30,766,204
Norway 144A¤ (NOK)	0.00	9-21-2016	115,100,000	13,631,966
Norway 144A¤ (NOK)	0.00	12-21-2016	145,025,000	17,154,896
Poland (PLN)	1.50	4-25-2020	5,000,000	1,258,999
Poland (PLN)	2.50	7-25-2026	118,000,000	29,306,175
Poland (PLN)	3.25	7-25-2025	7,000,000	1,859,050
Province of British Columbia (AUD)	4.25	11-27-2024	7,590,000	6,423,556
Province of Ontario (AUD)	6.25	9-29-2020	9,400,000	8,195,344
Queensland Treasury (AUD)	5.75	7-22-2024	9,000,000	8,594,702

3

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo International Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds (continued)
Republic of Peru (PEN)	5.70%	8-12-2024	5,000,000	$1,509,261
Republic of Philippines (PHP)	3.90	11-26-2022	40,000,000	871,108
Republic of South Africa (ZAR)	7.75	2-28-2023	209,156,000	14,622,877
Republic of South Africa (ZAR)	8.00	12-21-2018	104,675,000	7,579,054
Romania (RON)	5.75	4-29-2020	22,600,000	6,431,314
Singapore (SGD)	2.88	9-1-2030	11,900,000	9,722,194
Singapore (SGD)	3.00	9-1-2024	23,090,000	18,858,469
State of New South Wales Australia (AUD)	5.00	8-20-2024	9,000,000	8,363,142
Thailand (THB)	3.85	12-12-2025	611,025,000	20,187,368
Turkey (TRY)	9.00	3-8-2017	3,269,000	1,094,794
Turkey (TRY)	9.40	7-8-2020	1,500,000	503,105
United Kingdom Gilt (GBP)	2.00	9-7-2025	26,500,000	39,095,585
United Kingdom Gilt (GBP)	4.25	6-7-2032	16,800,000	31,942,636
United Kingdom Gilt (GBP)	4.75	12-7-2030	2,700,000	5,318,100
Total Foreign Government Bonds (Cost $459,551,955)				465,765,937

U.S. Treasury Securities : 10.44%
U.S. Treasury Bond	2.50	5-15-2046	$5,500,000	5,880,705
U.S. Treasury Bond	3.00	11-15-2045	9,500,000	11,179,942
U.S. Treasury Note	1.38	10-31-2020	6,900,000	7,017,783
U.S. Treasury Note	1.63	5-15-2026	11,875,000	12,057,768
U.S. Treasury Note	2.00	8-15-2025	7,500,000	7,860,645
U.S. Treasury Note	2.13	12-31-2022	17,500,000	18,455,658
U.S. Treasury Note	2.25	11-15-2025	10,500,000	11,234,181
Total U.S. Treasury Securities (Cost $70,170,641)				73,686,682

Yankee Corporate Bonds and Notes : 2.28%
Cayman Islands : 0.17%
UPCB Finance IV Limited (Financials, Diversified Financial Services) 144A	5.38	1-15-2025	1,200,000	1,209,096

Ireland : 0.21%
Ardagh Packaging Finance plc (Financials, Diversified Financial Services) 144A	4.63	5-15-2023	1,500,000	1,509,375

Netherlands : 1.15%
ABN AMRO Bank NV (Financials, Banks) 144A	2.45	6-4-2020	2,325,000	2,389,237
Fiat Chrysler Automobiles NV (Consumer Discretionary, Automobiles)	5.25	4-15-2023	1,650,000	1,666,500
Mubadala Development Company (Energy, Oil, Gas & Consumable Fuels)	5.50	4-20-2021	1,700,000	1,930,367
Myriad International Holdings BV (Consumer Discretionary, Media)	6.00	7-18-2020	1,950,000	2,142,465
				8,128,569

Switzerland : 0.35%
Credit Suisse Group Funding Limited (Financials, Diversified Financial Services)	3.80	9-15-2022	2,400,000	2,444,287

United Kingdom : 0.40%
International Game Technology plc (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	6.25	2-15-2022	1,500,000	1,571,250
Jaguar Land Rover Automobiles plc (Consumer Discretionary, Automobiles) 144A	3.50	3-15-2020	1,200,000	1,209,000
				2,780,250

Total Yankee Corporate Bonds and Notes (Cost $15,453,908)				16,071,577

4

Wells Fargo International Bond Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 1.64%
Investment Companies : 1.64%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.32%	11,596,786	$11,596,786

Total Short-Term Investments (Cost $11,596,786)				11,596,786

Total investments in securities (Cost $684,128,530)*	97.34%			687,215,946
Other assets and liabilities, net	2.66			18,805,525

Total net assets	100.00%			$706,021,471

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
@	Foreign bond principal is denominated in the local currency of the issuer.
¤	The security is issued in zero coupon form with no periodic interest payments.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $685,388,901 and unrealized gains (losses) consists of:

Gross unrealized gains	$24,285,738
Gross unrealized losses	(22,458,693)

Net unrealized gains	$1,827,045

Abbreviations:

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
COP	Colombian peso
EUR	Euro
GBP	Great British pound
HUF	Hungarian forint
IDR	Indonesian rupiah
KRW	Republic of Korea won
LLC	Limited liability company
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PEN	Peruvian nuevo sol
PHP	Philippine peso
plc	Public limited company
PLN	Polish zloty
RON	Romanian lei
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish lira
ZAR	South African rand

5

Wells Fargo International Bond Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$25,653,103	$0	$25,653,103
Foreign corporate bonds and notes	0	94,441,861	0	94,441,861
Foreign government bonds	0	465,765,937	0	465,765,937
U.S. Treasury securities	73,686,682	0	0	73,686,682
Yankee corporate bonds and notes	0	16,071,577	0	16,071,577
Short-term investments
Investment companies	11,596,786	0	0	11,596,786

	85,283,468	601,932,478	0	687,215,946
Forward foreign currency contracts	0	23,457,722	0	23,457,722

Total assets	$85,283,468	$625,390,200	$0	$710,673,668

Liabilities
Forward foreign currency contracts	$0	$10,634,144	$0	$10,634,144

Total liabilities	$0	$10,634,144	$0	$10,634,144

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

During the nine months ended July 31, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes. At July 31, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at July 31, 2016	In exchange for U.S. $	Unrealized gains (losses)
8-10-2016	State Street Bank	150,000,000 THB	$4,305,867	$4,274,686	$31,181
8-12-2016	State Street Bank	16,125,000,000 JPY	158,081,590	148,234,970	9,846,620
8-12-2016	State Street Bank	11,950,000,000 JPY	117,151,938	112,759,890	4,392,048
8-12-2016	State Street Bank	400,000,000 JPY	3,921,404	3,977,843	(56,439)
9-13-2016	State Street Bank	1,450,000 GBP	1,920,337	2,053,679	(133,342)
9-13-2016	State Street Bank	13,820,000 GBP	18,302,794	18,579,871	(277,077)
9-13-2016	State Street Bank	12,500,000 GBP	16,554,625	17,133,388	(578,763)
9-14-2016	State Street Bank	13,000,000 NZD	9,370,245	9,300,798	69,447
9-16-2016	State Street Bank	225,500,000 EUR	252,571,616	254,605,511	(2,033,895)
9-16-2016	State Street Bank	14,200,000 EUR	15,904,731	15,844,403	60,328
9-16-2016	State Street Bank	8,850,000 EUR	9,912,456	9,856,024	56,432
9-19-2016	State Street Bank	15,500,000 MYR	3,797,071	3,935,808	(138,737)
9-19-2016	State Street Bank	25,000,000 AUD	18,970,354	19,045,500	(75,146)
10-12-2016	State Street Bank	3,500,000,000 KRW	3,123,706	3,076,247	47,459
10-17-2016	State Street Bank	45,650,000 SGD	34,029,596	33,892,743	136,853
10-28-2016	State Street Bank	28,600,000 CAD	21,913,190	21,689,482	223,708

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at July 31, 2016	In exchange for U.S. $	Unrealized gains (losses)
8-10-2016	State Street Bank	825,000,000 THB	$23,682,270	$23,399,210	$(283,060)
8-12-2016	State Street Bank	1,400,000,000 JPY	13,724,913	13,367,912	(357,001)
8-12-2016	State Street Bank	2,450,000,000 JPY	24,018,598	23,092,381	(926,217)
8-12-2016	State Street Bank	2,000,000,000 JPY	19,607,019	19,547,285	(59,734)
9-13-2016	State Street Bank	16,000,000 GBP	21,189,920	20,697,200	(492,720)
9-13-2016	State Street Bank	9,500,000 GBP	12,581,515	12,807,150	225,635
9-13-2016	State Street Bank	65,235,000 GBP	86,395,279	94,432,555	8,037,276
9-13-2016	State Street Bank	8,025,000 GBP	10,628,069	10,958,804	330,735
9-14-2016	State Street Bank	54,000,000 NZD	38,922,556	38,213,100	(709,456)
9-16-2016	State Street Bank	30,445,138 EUR	34,100,122	33,850,000	(250,122)
9-16-2016	State Street Bank	85,000,000 EUR	95,204,378	94,220,800	(983,578)
9-16-2016	State Street Bank	2,694,539 EUR	3,018,022	3,000,000	(18,022)
9-16-2016	State Street Bank	9,250,000 EUR	10,360,476	10,271,644	(88,832)
9-16-2016	State Street Bank	22,300,000 EUR	24,977,149	24,658,225	(318,924)
9-16-2016	State Street Bank	5,000,000 EUR	5,600,258	5,551,210	(49,048)
9-19-2016	State Street Bank	6,500,000 AUD	4,932,292	4,879,271	(53,021)
9-19-2016	State Street Bank	90,000,000 MYR	22,047,510	21,931,428	(116,082)
9-19-2016	State Street Bank	105,000,000 AUD	79,675,487	77,332,605	(2,342,882)
10-12-2016	State Street Bank	3,500,000,000 KRW	3,123,706	3,018,412	(105,294)
10-17-2016	State Street Bank	45,650,000 SGD	34,029,596	33,856,195	(173,401)
10-28-2016	State Street Bank	2,000,000 CAD	1,532,391	1,519,040	(13,351)

Wells Fargo Emerging Markets Equity Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 94.06%
Argentina : 0.56%
MercadoLibre Incorporated (Information Technology, Internet Software & Services)	123,800	$18,951,304

Brazil : 7.23%
Ambev SA ADR (Consumer Staples, Beverages)	6,742,000	38,968,760
B2W Cia Digital (Consumer Discretionary, Internet & Catalog Retail)†	3,001,424	12,033,837
Banco Bradesco SA ADR (Financials, Banks)	3,901,773	33,945,425
BM&F Bovespa SA (Financials, Diversified Financial Services)	6,529,000	38,440,233
BRF Brasil Foods SA ADR (Consumer Staples, Food Products)«	976,078	16,280,981
CETIP SA (Financials, Capital Markets)	2,941,437	39,253,633
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	3,173,000	26,676,530
Multiplan Empreendimentos Imobiliarios SA (Financials, Real Estate Management & Development)	841,200	16,388,664
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	811,600	16,590,442
Rumo Logistica Operadora Multimodal SA (Industrials, Road & Rail)†	3,095,351	5,842,446
		244,420,951

Chile : 2.35%
AES Gener SA (Utilities, Independent Power & Renewable Electricity Producers)	16,613,250	7,996,388
Banco Santander Chile SA ADR (Financials, Banks)	1,669,200	34,335,444
SACI Falabella (Consumer Discretionary, Multiline Retail)	5,042,942	37,129,734
		79,461,566

China : 22.21%
51Job Incorporated ADR (Industrials, Professional Services)«†	1,113,941	35,445,603
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services)†	292,037	24,087,212
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	110,540	17,642,184
Belle International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	53,959,000	35,678,706
China Auto Rental Incorporated (Consumer Discretionary, Automobiles)†	1,256,469	1,282,640
China International Capital Corporation Limited H Shares (Financials, Diversified Financial Services)†	1,334,904	1,930,504
China Life Insurance Company Limited H Shares (Financials, Insurance)	26,768,290	61,000,125
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	8,640,165	106,520,904
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	27,774,000	33,221,118
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Catalog Retail)«†	1,216,632	53,130,319
Hengan International Group Company Limited (Consumer Staples, Personal Products)	5,007,000	42,077,800
Legend Holdings Corporation H Shares (Financials, Diversified Financial Services)	908,901	2,164,943
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†	25,884,207	13,545,303
New Oriental Education & Technology Group Incorporated (Consumer Discretionary, Diversified Consumer Services)	1,446,182	63,718,779
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	19,666,000	13,333,053
Qinqin Foodstuffs Group (Consumer Staples, Food Products)†	1,001,400	370,440
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	18,024,000	10,059,280
SINA Corporation (Information Technology, Internet Software & Services)†	1,023,907	55,168,109
Tencent Holdings Limited (Information Technology, Internet Software & Services)	1,678,800	40,355,769
Tingyi Holding Corporation (Consumer Staples, Food Products)«	21,498,000	18,592,955
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	8,310,000	29,294,507
Vipshop Holdings Limited ADR (Consumer Discretionary, Internet & Catalog Retail)«†	2,824,738	40,196,022
Want Want China Holdings Limited (Consumer Staples, Food Products)«	19,204,000	11,757,450
Weibo Corporation ADR (Information Technology, Internet Software & Services)«†	1,243,046	40,448,717
		751,022,442

Colombia : 0.50%
Bancolombia SA ADR (Financials, Banks)	492,400	16,820,384

Hong Kong : 4.75%
AIA Group Limited (Financials, Insurance)	10,691,400	66,214,912
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	4,214,250	10,592,116
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)«	30,190,500	20,974,272
WH Group Limited (Consumer Staples, Food Products)144A	79,705,500	62,770,752
		160,552,052

1

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Emerging Markets Equity Fund

Security name	Shares	Value
India : 9.33%
Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)	3,738,728	$20,207,606
Bharti Infratel Limited (Telecommunication Services, Diversified Telecommunication Services)	3,378,464	19,942,445
HDFC Bank Limited ADR (Financials, Banks)	123,826	8,577,427
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	2,200,700	45,157,306
ICICI Bank Limited ADR (Financials, Banks)	4,351,775	32,986,455
Indusind Bank Limited (Financials, Banks)	817,217	14,342,930
Infosys Limited ADR (Information Technology, IT Services)	2,512,460	41,279,718
ITC Limited (Consumer Staples, Tobacco)	16,818,960	63,386,526
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	1,064,200	16,123,857
Reliance Industries Limited GDR (Energy, Oil, Gas & Consumable Fuels)144A	1,246,587	37,584,598
Ultra Tech Cement Limited (Materials, Construction Materials)	286,000	15,875,274
		315,464,142

Indonesia : 2.69%
PT Astra International Tbk (Consumer Discretionary, Automobiles)	14,651,000	8,640,606
PT Bank Central Asia Tbk (Financials, Banks)	9,549,500	10,534,815
PT Blue Bird Tbk (Industrials, Road & Rail)	13,605,309	4,082,060
PT Link Net Tbk (Telecommunication Services, Diversified Telecommunication Services)	44,178,161	14,738,983
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)	10,474,600	15,933,611
PT Telekomunikasi Indonesia Persero Sponsored ADR Tbk (Telecommunication Services, Diversified Telecommunication Services)«	562,877	37,149,882
		91,079,957

Malaysia : 1.13%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,480,900	17,126,397
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	17,996,300	18,966,743
Sime Darby Bhd (Industrials, Industrial Conglomerates)	1,215,937	2,216,497
		38,309,637

Mexico : 8.91%
America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)	3,032,320	34,962,650
Cemex SAB de CV ADR (Materials, Construction Materials)†	3,026,393	23,151,906
Fibra Uno Administracion SAB de CV (Financials, REITs)	25,336,922	51,552,191
Fomento Economico Mexicano SAB de CV ADR (Consumer Staples, Beverages)	902,100	80,737,950
Grupo Financiero Banorte SAB de CV (Financials, Banks)	8,498,188	46,547,403
Grupo Financiero Santander SAB de CV ADR (Financials, Banks)	2,048,441	18,702,266
Grupo Sanborns SA de CV (Consumer Discretionary, Multiline Retail)	814,226	1,024,839
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	877,000	23,301,890
Telesites SAB de CV (Telecommunication Services, Diversified Telecommunication Services)†	3,052,320	1,850,927
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	8,577,100	19,578,660
		301,410,682

Peru : 0.56%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)†	1,292,495	18,935,052

Philippines : 0.93%
Ayala Corporation (Financials, Diversified Financial Services)	647,624	11,959,942
Metropolitan Bank & Trust Company (Financials, Banks)	4,287,486	8,641,409
SM Investments Corporation (Industrials, Industrial Conglomerates)	732,873	10,718,520
		31,319,871

Russia : 2.67%
Lukoil PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	526,249	22,497,145
Magnit (Consumer Staples, Food & Staples Retailing)(a)	95,300	14,520,851
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	1,337,800	11,893,042
Sberbank of Russia ADR (Financials, Banks)	1,851,195	16,107,248
Yandex NV Class A (Information Technology, Internet Software & Services)†	1,175,106	25,441,045
		90,459,331

2

Wells Fargo Emerging Markets Equity Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name			Shares	Value
South Africa : 4.66%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)†			888,071	$19,457,636
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)			720,000	6,445,183
Impala Platinum Holdings Limited (Materials, Metals & Mining)†			910,758	4,002,250
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)«			2,102,643	21,248,718
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)			3,158,100	46,252,443
Standard Bank Group Limited (Financials, Banks)			2,030,190	20,263,508
Tiger Brands Limited (Consumer Staples, Food Products)			1,425,333	40,031,000
				157,700,738

South Korea : 11.21%
Amorepacific Corporation (Consumer Staples, Personal Products)			29,300	10,148,998
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)«			3,684,813	56,230,246
KT&G Corporation (Consumer Staples, Tobacco)			229,091	24,746,696
Naver Corporation (Information Technology, Internet Software & Services)			60,200	38,157,390
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)			130,136	178,796,861
Samsung Life Insurance Company Limited (Financials, Insurance)			479,337	41,636,826
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)			963,000	29,573,896
				379,290,913

Taiwan : 8.95%
104 Corporation (Industrials, Commercial Services & Supplies)(l)			1,655,000	6,998,872
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)			11,466,448	8,943,851
MediaTek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)			2,959,881	22,577,171
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)			4,365,000	35,414,435
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)			8,485,224	45,850,990
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)			4,047,852	112,449,329
Uni-President Enterprises Corporation (Consumer Staples, Food Products)			34,512,368	70,488,563
				302,723,211

Thailand : 3.89%
Bangkok Bank PCL (Financials, Banks)			2,419,800	11,880,155
PTT Exploration & Production PCL (Energy, Oil, Gas & Consumable Fuels)			4,528,139	10,725,566
PTT PCL (Energy, Oil, Gas & Consumable Fuels)			2,315,900	21,942,205
Siam Commercial Bank PCL (Financials, Banks)			7,905,100	36,087,020
Thai Beverage PCL (Consumer Staples, Beverages)			66,027,000	50,971,839
				131,606,785

Turkey : 0.77%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples, Beverages)			2,690,453	18,227,843
Avivasa Emeklilik Ve Hayat AS (Financials, Insurance)			1,246,853	7,867,305
				26,095,148

United Arab Emirates : 0.09%
Emaar Malls Group (Financials, Real Estate Management & Development)			3,773,147	2,979,152

United Kingdom : 0.67%
Standard Chartered plc (Financials, Banks)			2,835,244	22,686,425

Total Common Stocks (Cost $2,973,264,809)				3,181,289,743

Interest rate		Maturity date	Principal
Convertible Debentures : 0.00%
Brazil : 0.00%
Lupatech SA (Energy, Energy Equipment & Services)(a)(i)(s)	6.50%	4-15-2018	$303,000	1,495

Total Convertible Debentures (Cost $160,691)				1,495

3

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Emerging Markets Equity Fund

Security name		Dividend yield	Shares	Value
Preferred Stocks : 1.72%
Brazil : 1.72%
Lojas Americanas SA (Consumer Discretionary, Multiline Retail) ±		0.08%	9,864,193	$58,259,097

Total Preferred Stocks (Cost $39,540,406)				58,259,097

		Yield
Short-Term Investments : 8.98%
Investment Companies : 8.98%
Securities Lending Cash Investments LLC (l)(r)(u)		0.50	171,482,680	171,482,680
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.32	132,155,601	132,155,601
Total Short-Term Investments (Cost $303,638,281)				303,638,281

Total investments in securities (Cost $3,316,604,187)*	104.76%			3,543,188,616
Other assets and liabilities, net	(4.76)			(160,913,140)

Total net assets	100.00%			$3,382,275,476

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $3,337,583,521 and unrealized gains (losses) consists of:

Gross unrealized gains	$710,896,845
Gross unrealized losses	(505,291,750)

Net unrealized gains	$205,605,095

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Emerging Markets Equity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2016, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Argentina	$18,951,304	$0	$0	$18,951,304
Brazil	244,420,951	0	0	244,420,951
Chile	79,461,566	0	0	79,461,566
China	751,022,442	0	0	751,022,442
Colombia	16,820,384	0	0	16,820,384
Hong Kong	160,552,052	0	0	160,552,052
India	315,464,142	0	0	315,464,142
Indonesia	91,079,957	0	0	91,079,957
Malaysia	38,309,637	0	0	38,309,637
Mexico	301,410,682	0	0	301,410,682
Peru	18,935,052	0	0	18,935,052
Philippines	31,319,871	0	0	31,319,871
Russia	75,938,480	14,520,851	0	90,459,331
South Africa	157,700,738	0	0	157,700,738
South Korea	379,290,913	0	0	379,290,913

Taiwan	302,723,211	0	0	302,723,211
Thailand	131,606,785	0	0	131,606,785
Turkey	26,095,148	0	0	26,095,148
United Arab Emirates	2,979,152	0	0	2,979,152
United Kingdom	22,686,425	0	0	22,686,425
Convertible debentures	0	0	1,495	1,495
Preferred stocks
Brazil	58,259,097	0	0	58,259,097
Short-term investments
Investment companies	132,155,601	0	0	132,155,601
Investments measured at net asset value *				171,482,680

Total assets	$3,357,183,590	$14,520,851	$1,495	$3,543,188,616

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments LLC valued at $171,482,680 does not have any unfunded commitments and can be redeemed daily as it does not have a redemption notice period.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing that was used in pricing certain foreign securities at the previous period end was not used at July 31, 2016. As a result common stocks valued at $1,813,681,229 and preferred stocks valued at $58,259,097 were transferred from Level 2 to Level 1 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
104 Corporation	1,655,000	0	0	1,655,000	$6,998,872

Wells Fargo Global Opportunities Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 92.31%
Australia : 0.31%
Ansell Limited (Health Care, Health Care Equipment & Supplies)	46,934	$690,879

Austria : 0.56%
UNIQA Insurance Group AG (Financials, Insurance)	92,607	573,582
Zumtobel Group AG (Industrials, Electrical Equipment)«	44,412	674,035
		1,247,617

Canada : 7.18%
Colliers International Group (Financials, Real Estate Management & Development)	28,424	1,173,403
Cott Corporation (Consumer Staples, Beverages)	116,089	1,730,243
Finning International Incorporated (Industrials, Trading Companies & Distributors)	44,630	723,296
Maple Leaf Foods Incorporated (Consumer Staples, Food Products)	70,626	1,607,632
MBAC Fertilizer Corporation - Legend Shares (Materials, Chemicals) (a)(i)	84,000	1,930
MTY Food Group Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	38,802	1,213,110
Mullen Group Limited (Energy, Energy Equipment & Services)	83,304	1,001,702
Novanta Incorporated (Information Technology, Electronic Equipment, Instruments & Components)†	331,271	5,204,267
Parex Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)†	108,900	1,055,929
Tesco Corporation (Energy, Energy Equipment & Services)	189,300	1,251,273
Western Forest Products Incorporated (Materials, Paper & Forest Products)	625,617	1,025,405
		15,988,190

China : 0.65%
Plastec Technologies Limited (Materials, Chemicals)(a)	152,138	1,445,311

Denmark : 0.22%
Jyske Bank AS (Financials, Banks)	11,745	488,437

Finland : 0.29%
Metsa Board OYJ (Materials, Paper & Forest Products)	111,712	652,572

France : 2.99%
ALTEN SA (Information Technology, IT Services)	34,425	2,386,974
Europcar Groupe SA (Consumer Discretionary, Road & Rail)†	48,512	400,590
Eutelsat Communications SA (Consumer Discretionary, Media)	39,742	789,993
M6 Metropole Television SA (Consumer Discretionary, Media)	76,886	1,398,976
Teleperformance SE (Industrials, Professional Services)	18,094	1,682,859
		6,659,392

Germany : 4.16%
Cancom SE (Information Technology, IT Services)	32,862	1,697,559
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	31,941	2,741,461
SMA Solar Technology AG (Information Technology, Semiconductors & Semiconductor Equipment)«	22,895	1,150,056
TAG Immobilien AG (Financials, Real Estate Management & Development)	137,371	1,955,084
TLG Immobilien AG (Financials, Real Estate Management & Development)	76,836	1,720,631
		9,264,791

Hong Kong : 0.79%
Sunlight REIT (Financials, REITs)	2,880,000	1,759,538

Ireland : 0.35%
Horizon Pharma plc (Health Care, Pharmaceuticals)†	40,200	775,458

Israel : 0.79%
Orbotech Limited (Information Technology, Electronic Equipment, Instruments & Components)†	61,927	1,766,777

Italy : 2.05%
Autogrill SpA (Consumer Discretionary, Hotels, Restaurants & Leisure)	89,619	779,510
Azimut Holding SpA (Financials, Capital Markets)	109,208	1,716,650

1

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Global Opportunities Fund

Security name	Shares	Value
Italy (continued)
Davide Campari-Milano SpA (Consumer Staples, Beverages)	200,999	$2,075,261
		4,571,421

Japan : 9.29%
Aeon Delight Company Limited (Industrials, Commercial Services & Supplies)	94,100	2,891,199
Chiba Bank Limited (Financials, Banks)	133,000	647,827
DTS Corporation (Information Technology, IT Services)	83,200	1,663,429
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	26,300	1,561,993
Fuji Seal International Incorporated (Materials, Containers & Packaging)	33,500	1,334,616
Hitachi Chemical Company Limited (Materials, Chemicals)	53,900	1,143,133
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	20,600	979,174
Meitec Corporation (Industrials, Professional Services)	45,100	1,518,288
Musashi Seimitsu Industry Company Limited (Consumer Discretionary, Auto Components)	69,800	1,452,984
Nihon Parkerizing Company Limited (Materials, Chemicals)	122,200	1,493,442
ORIX JREIT Incorporated (Financials, REITs)	775	1,431,739
OSG Corporation (Industrials, Machinery)	15,800	263,272
Ship Healthcare Holdings Incorporated (Health Care, Health Care Providers & Services)	40,569	1,240,508
Sumitomo Warehouse Company Limited (Industrials, Transportation Infrastructure)	277,000	1,474,112
Taikisha Limited (Industrials, Construction & Engineering)	58,400	1,594,574
		20,690,290

Netherlands : 0.33%
TKH Group NV (Industrials, Electrical Equipment)	19,992	729,651

Norway : 0.42%
SpareBank 1 SR Bank ASA (Financials, Banks)	202,314	939,975

South Korea : 0.23%
BS Financial Group Incorporated (Financials, Banks)	63,891	502,504

Spain : 2.00%
Almirall SA (Health Care, Pharmaceuticals)	119,105	1,913,501
Merlin Properties Socimi SA (Financials, REITs)	154,024	1,763,317
Viscofan SA (Consumer Staples, Food Products)	14,426	771,738
		4,448,556

Sweden : 0.42%
Rezidor Hotel Group AB (Consumer Discretionary, Hotels, Restaurants & Leisure)	223,954	931,724

Switzerland : 1.12%
Aryzta AG (Consumer Staples, Food Products)	14,393	541,297
OC Oerlikon Corporation AG (Information Technology, Electronic Equipment, Instruments & Components)	208,779	1,953,803
		2,495,100

United Kingdom : 9.63%
ARRIS International plc (Information Technology, Communications Equipment)†	36,909	1,005,401
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	101,406	1,098,474
Britvic plc (Consumer Staples, Beverages)	93,405	772,605
Cambian Group plc (Health Care, Health Care Providers & Services)	468,938	384,782
Consort Medical plc (Health Care, Health Care Equipment & Supplies)	40,761	557,793
Devro plc (Consumer Staples, Food Products)	113,490	425,812
Elementis plc (Materials, Chemicals)	385,266	1,128,875
Hunting plc (Energy, Energy Equipment & Services)	132,324	714,507
IMI plc (Industrials, Machinery)	74,440	1,056,109
Jupiter Fund Management plc (Financials, Capital Markets)	301,193	1,683,745
Keller Group plc (Industrials, Construction & Engineering)	84,865	1,144,485
Lancashire Holdings Limited (Financials, Insurance)	136,689	1,089,929
Mears Group plc (Industrials, Commercial Services & Supplies)	234,666	1,229,076
Micro Focus International plc (Information Technology, Software)	78,528	2,012,044
Morgan Advanced Materials plc (Industrials, Machinery)	169,365	614,160
Nomad Foods Limited (Consumer Staples, Food Products)†	181,200	1,603,620
Savills plc (Financials, Real Estate Management & Development)	177,381	1,640,936

2

Wells Fargo Global Opportunities Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name		Shares	Value
United Kingdom (continued)
Shawbrook Group plc (Financials, Banks)†144A		257,278	$640,130
Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)		26,561	660,509
Steris Corporation (Health Care, Health Care Equipment & Supplies)		20,433	1,449,721
Stock Spirits Group plc (Consumer Staples, Beverages)		259,707	532,749
			21,445,462

United States : 48.53%
ACI Worldwide Incorporated (Information Technology, Software)†		111,900	2,216,739
Analogic Corporation (Health Care, Health Care Equipment & Supplies)		52,524	4,413,066
Aspen Insurance Holdings Limited (Financials, Insurance)		31,600	1,452,336
Compass Minerals International Incorporated (Materials, Metals & Mining)		30,700	2,136,413
Denny’s Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)†		356,699	3,980,761
Douglas Dynamics Incorporated (Industrials, Machinery)		186,302	4,992,894
DSP Group Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)†		29,508	319,572
Eagle Materials Incorporated (Materials, Construction Materials)		56,100	4,709,595
ESCO Technologies Incorporated (Industrials, Machinery)		62,990	2,667,627
Fitbit Incorporated Class A (Information Technology, Electronic Equipment, Instruments & Components)«†		204,900	2,798,934
Forward Air Corporation (Industrials, Air Freight & Logistics)		56,000	2,591,680
Franklin Electric Company Incorporated (Industrials, Machinery)		103,162	3,994,433
Gulfport Energy Corporation (Energy, Oil, Gas & Consumable Fuels)†		43,700	1,271,233
Haemonetics Corporation (Health Care, Health Care Equipment & Supplies)†		63,376	1,921,560
Helen of Troy Limited (Consumer Discretionary, Household Durables)†		26,600	2,649,626
ICU Medical Incorporated (Health Care, Health Care Equipment & Supplies)†		28,500	3,327,660
Impax Laboratories Incorporated (Health Care, Pharmaceuticals)†		20,400	640,968
Innospec Incorporated (Materials, Chemicals)		84,903	4,268,074
Innoviva Incorporated (Health Care, Pharmaceuticals)«		241,208	3,104,347
Korn/Ferry International (Industrials, Professional Services)		138,300	3,182,283
Lannett Company Incorporated (Health Care, Pharmaceuticals)«†		33,900	1,058,358
Liberty Tax Incorporated (Consumer Discretionary, Diversified Consumer Services)		87,600	1,214,136
Mueller Industries Incorporated (Industrials, Machinery)		131,500	4,476,260
Multi Packaging Solutions International Limited (Materials, Containers & Packaging)†		140,000	2,032,800
Myriad Genetics Incorporated (Health Care, Biotechnology)†		59,100	1,830,918
NetScout Systems Incorporated (Information Technology, Communications Equipment)†		96,300	2,694,474
PAREXEL International Corporation (Health Care, Life Sciences Tools & Services)†		31,600	2,112,460
Popeyes Louisiana Kitchen Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)†		61,375	3,515,560
Progress Software Corporation (Information Technology, Software)†		116,100	3,373,866
Quaker Chemical Corporation (Materials, Chemicals)		47,500	4,543,850
Rice Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)†		28,400	662,288
Ryder System Incorporated (Industrials, Road & Rail)		29,500	1,944,050
Schweitzer-Mauduit International Incorporated (Materials, Paper & Forest Products)		79,127	2,991,792
Simpson Manufacturing Company Incorporated (Industrials, Building Products)		110,170	4,494,936
Spectrum Brands Holdings Incorporated (Consumer Staples, Household Products)«		20,900	2,691,293
TreeHouse Foods Incorporated (Consumer Staples, Food Products)†		42,200	4,354,618
Vishay Intertechnology Incorporated (Information Technology, Electronic Equipment, Instruments & Components)		344,690	4,594,718
Westwood Holdings Group Incorporated (Financials, Capital Markets)		52,850	2,833,817
			108,059,995

Total Common Stocks (Cost $176,544,234)			205,553,640

Dividend yield
Preferred Stocks : 0.58%
Germany : 0.58%
Draegerwerk AG & Company KGaA (Health Care, Health Care Equipment & Supplies) ±	0.33%	19,462	1,288,322

Total Preferred Stocks (Cost $1,703,050)			1,288,322

3

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Global Opportunities Fund

Security name		Yield	Shares	Value
Short-Term Investments : 11.23%
Investment Companies : 11.23%
Securities Lending Cash Investments LLC (l)(r)(u)		0.50%	10,891,123	$10,891,123
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.32	14,123,576	14,123,576
Total Short-Term Investments (Cost $25,014,699)				25,014,699

Total investments in securities (Cost $203,261,983)*	104.12%			231,856,661
Other assets and liabilities, net	(4.12)			(9,176,336)

Total net assets	100.00%			$222,680,325

«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $205,058,248 and unrealized gains (losses) consists of:

Gross unrealized gains	$37,058,110
Gross unrealized losses	(10,259,697)

Net unrealized gains	$26,798,413

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Global Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common Stocks
Australia	$690,879	$0	$0	$690,879
Austria	1,247,617	0	0	1,247,617
Canada	15,986,260	0	1,930	15,988,190
China	0	0	1,445,311	1,445,311
Denmark	488,437	0	0	488,437
Finland	652,572	0	0	652,572
France	6,659,392	0	0	6,659,392
Germany	9,264,791	0	0	9,264,791
Hong Kong	1,759,538	0	0	1,759,538
Ireland	775,458	0	0	775,458
Israel	1,766,777	0	0	1,766,777
Italy	4,571,421	0	0	4,571,421
Japan	20,690,290	0	0	20,690,290
Netherlands	729,651	0	0	729,651
Norway	939,975	0	0	939,975
South Korea	502,504	0	0	502,504
Spain	4,448,556	0	0	4,448,556
Sweden	931,724	0	0	931,724

Switzerland	2,495,100	0	0	2,495,100
United Kingdom	21,445,462	0	0	21,445,462
United States	108,059,995	0	0	108,059,995
Preferred stocks
Germany	1,288,322	0	0	1,288,322
Short-term investments
Investment companies	14,123,576	0	0	14,123,576
Investments measured at net asset value*				10,891,123

Total assets	$219,518,297	$0	$1,447,241	$231,856,661

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $10,891,123 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing that was used in pricing certain foreign securities at the previous period end was not used at July 31, 2016. As a result common stocks valued at $54,822,261 and preferred stocks valued at $1,288,322 were transferred from Level 2 to Level 1 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

Wells Fargo Intrinsic World Equity Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 99.83%
France : 3.65%
Air Liquide SA (Materials, Chemicals)	27,310	$2,912,504
Societe Generale SA (Financials, Banks)	74,882	2,558,007
		5,470,511

Germany : 4.89%
Bayer AG (Health Care, Pharmaceuticals)	27,060	2,910,953
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	166,660	2,836,813
Siemens AG (Industrials, Industrial Conglomerates)	14,614	1,586,791
		7,334,557

Hong Kong : 2.49%
AIA Group Limited (Financials, Insurance)	603,400	3,737,030

Japan : 10.82%
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	94,920	2,643,359
Kao Corporation (Consumer Staples, Personal Products)	53,100	2,889,835
Nidec Corporation (Industrials, Electrical Equipment)	40,710	3,764,383
ORIX Corporation (Financials, Diversified Financial Services)	257,500	3,694,615
Sony Corporation (Consumer Discretionary, Household Durables)	100,320	3,226,836
		16,219,028

Luxembourg : 3.33%
Millicom International Cellular SA (Telecommunication Services, Wireless Telecommunication Services)	39,850	2,128,252
Samsonite International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,007,890	2,864,505
		4,992,757

Netherlands : 9.56%
AerCap Holdings NV (Industrials, Trading Companies & Distributors)†	83,807	3,059,794
Airbus Group NV (Industrials, Aerospace & Defense)	38,130	2,243,583
Heineken NV (Consumer Staples, Beverages)	33,570	3,169,141
Sensata Technologies Holding NV (Industrials, Electrical Equipment)†	75,112	2,848,247
Unilever NV (Consumer Staples, Food Products)	65,456	3,018,831
		14,339,596

South Korea : 1.81%
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	1,971	2,708,003

Spain : 1.26%
CaixaBank SA (Financials, Banks)	752,342	1,889,994

Sweden : 0.66%
Autoliv Incorporated SDR (Consumer Discretionary, Auto Components)	9,301	984,230

Switzerland : 7.97%
Nestle SA (Consumer Staples, Food Products)	39,490	3,165,882
Novartis AG ADR (Health Care, Pharmaceuticals)	43,061	3,585,259
Roche Holding AG (Health Care, Pharmaceuticals)	11,987	3,061,063
UBS Group AG (Financials, Capital Markets)	154,900	2,133,631
		11,945,835

United Kingdom : 4.18%
Diageo plc (Consumer Staples, Beverages)	86,176	2,464,612
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	111,087	2,878,848

1

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Intrinsic World Equity Fund

Security name			Shares	Value
United Kingdom (continued)
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			303,420	$921,784
				6,265,244

United States : 49.21%
Abbott Laboratories (Health Care, Health Care Equipment & Supplies)			66,065	2,956,409
Alphabet Incorporated Class C (Information Technology, Internet Software & Services)†			3,339	2,566,990
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)			26,284	2,739,056
BB&T Corporation (Financials, Banks)			76,540	2,822,030
Charles Schwab Corporation (Financials, Capital Markets)			93,915	2,669,064
Chevron Corporation (Energy, Oil, Gas & Consumable Fuels)			29,171	2,989,444
Cigna Corporation (Health Care, Health Care Providers & Services)			17,260	2,225,850
CIT Group Incorporated (Financials, Banks)			69,709	2,409,143
EOG Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)			42,019	3,432,952
Express Scripts Holding Company (Health Care, Health Care Providers & Services)†			20,026	1,523,378
General Dynamics Corporation (Industrials, Aerospace & Defense)			21,310	3,130,226
Gilead Sciences Incorporated (Health Care, Biotechnology)			33,791	2,685,371
Goldman Sachs Group Incorporated (Financials, Capital Markets)			17,359	2,756,783
Honeywell International Incorporated (Industrials, Aerospace & Defense)			19,397	2,256,453
Lockheed Martin Corporation (Industrials, Aerospace & Defense)			9,295	2,349,125
Merck & Company Incorporated (Health Care, Pharmaceuticals)			63,474	3,723,385
Microsoft Corporation (Information Technology, Software)			74,494	4,222,320
Motorola Solutions Incorporated (Information Technology, Communications Equipment)			50,100	3,475,938
Oracle Corporation (Information Technology, Software)			70,683	2,900,830
PepsiCo Incorporated (Consumer Staples, Beverages)			26,937	2,933,978
Schlumberger Limited (Energy, Energy Equipment & Services)			36,760	2,959,915
The Procter & Gamble Company (Consumer Staples, Household Products)			30,655	2,623,761
The Walt Disney Company (Consumer Discretionary, Media)			28,576	2,741,867
United Parcel Service Incorporated Class B (Industrials, Air Freight & Logistics)			26,630	2,878,703
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services)			44,621	2,472,450
Visa Incorporated Class A (Information Technology, IT Services)			43,102	3,364,107
				73,809,528

Total Common Stocks (Cost $131,183,193)				149,696,313

Yield
Short-Term Investments : 0.36%
Investment Companies : 0.36%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.32%	530,356	530,356

Total Short-Term Investments (Cost $530,356)				530,356

Total investments in securities (Cost $131,713,549)*	100.19%			150,226,669
Other assets and liabilities, net	(0.19)			(278,060)

Total net assets	100.00%			$149,948,609

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $132,439,162 and unrealized gains (losses) consists of:

Gross unrealized gains	$29,429,730
Gross unrealized losses	(11,642,223)

Net unrealized gains	$17,787,507

Abbreviations:

ADR	American depositary receipt
plc	Public limited company
SDR	Swedish depositary receipt

2

Wells Fargo Intrinsic World Equity (the “Fund”)

Notes to Portfolio of investments – July 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
France	$5,470,511	$0	$0	$5,470,511
Germany	7,334,557	0	0	7,334,557
Hong Kong	3,737,030	0	0	3,737,030
Japan	16,219,028	0	0	16,219,028
Luxembourg	4,992,757	0	0	4,992,757
Netherlands	14,339,596	0	0	14,339,596
South Korea	2,708,003	0	0	2,708,003
Spain	1,889,994	0	0	1,889,994
Sweden	984,230	0	0	984,230
Switzerland	11,945,835	0	0	11,945,835
United Kingdom	6,265,244	0	0	6,265,244
United States	73,809,528	0	0	73,809,528
Short-term investments
Investment companies	530,356	0	0	530,356

Total assets	$150,226,669	$0	$0	$150,226,669

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing that was used in pricing certain foreign securities at the previous period end was not used at July 31, 2016. As a result common stocks valued at $47,762,213 were transferred from Level 2 to Level 1 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 84.04%
Brazil : 5.44%
Ambev SA (Consumer Staples, Beverages)	819,300	$4,750,444
BB Seguridade Participacoes SA (Financials, Insurance)	656,396	6,101,584
Energisa SA (Utilities, Electric Utilities)	151,900	974,439
Telefonica Brasil ADR (Telecommunication Services, Diversified Telecommunication Services)	448,987	6,797,663
WEG SA (Industrials, Machinery)	554,100	2,609,520
		21,233,650

Cayman Islands : 1.30%
KWG Property Holding Limited (Financials, Real Estate Management & Development)	8,223,000	5,087,441

Chile : 0.43%
Aguas Andinas SA Class A (Utilities, Water Utilities)	2,796,409	1,687,499

China : 18.95%
Anhui Conch Cement Company Limited H Shares (Materials, Construction Materials)	765,500	2,007,879
Bank of China Limited H Shares (Financials, Banks)	10,388,000	4,271,205
Beijing Capital International Airport Company Limited H Shares (Industrials, Transportation Infrastructure)	2,996,000	3,456,151
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	3,035,000	3,317,282
China Construction Bank H Shares (Financials, Banks)	15,285,000	10,244,638
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	673,500	8,303,294
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	10,649,600	7,563,324
China Power International Development Limited (Utilities, Independent Power & Renewable Electricity Producers)	14,981,000	6,101,768
China State Construction International Holdings Limited (Industrials, Construction & Engineering)	3,368,000	4,506,063
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	2,918,000	3,490,287
COSCO Pacific Limited (Industrials, Transportation Infrastructure)	1,093,425	1,127,475
Franshion Properties China Limited (Financials, Real Estate Management & Development)	9,386,000	2,613,137
Huaneng Power International Incorporated H Shares (Utilities, Independent Power & Renewable Electricity Producers)	3,700,000	2,265,287
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	13,286,000	7,517,728
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	5,200,000	3,525,469
Sinotrans Limited H Shares (Industrials, Air Freight & Logistics)	8,092,000	3,702,645
		74,013,632

Cyprus : 0.36%
Ros Agro plc (Consumer Staples, Food & Staples Retailing)	98,440	1,422,458

Czech Republic : 0.80%
Moneta Money Bank (Financials, Banks)†	1,019,717	3,144,586

India : 1.34%
HDFC Bank Limited ADR (Financials, Banks)	27,174	1,882,343
ICICI Bank Limited ADR (Financials, Banks)	245,118	1,857,994
Infosys Limited ADR (Information Technology, IT Services)	90,828	1,492,304
		5,232,641

Indonesia : 4.13%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	4,410,700	3,880,850
PT Cikarang Listrindo Tbk (Utilities, Independent Power & Renewable Electricity Producers)†	20,925,000	2,396,267
PT Hanjaya Mandala Sampoerna Tbk (Consumer Staples, Tobacco)	5,688,900	1,576,570
PT Perusahaan Gas Negara Persero Tbk (Utilities, Gas Utilities)	6,349,000	1,594,702
PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)	20,698,700	6,684,391
		16,132,780

Malaysia : 2.67%
Malakoff Corporation Bhd (Utilities, Independent Power & Renewable Electricity Producers)	7,290,475	2,883,593
Telecom Malaysia Bhd (Telecommunication Services, Diversified Telecommunication Services)	1,790,781	3,004,799

1

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund

Security name	Shares	Value
Malaysia (continued)
Tenaga Nasional Bhd (Utilities, Electric Utilities)	1,281,600	$4,527,554
		10,415,946

Mexico : 5.09%
Bolsa Mexicana de Valores SAB de CV (Financials, Diversified Financial Services)	1,240,098	2,187,864
Grupo Aeroportuario del Centro Norte SAB de CV (Industrials, Transportation Infrastructure)	894,238	5,565,737
Grupo Financiero Santander SAB de CV Class B (Financials, Banks)	2,974,345	5,425,205
Macquarie Mexico Real Estate Management SAB de CV (Financials, REITs)144A	2,614,314	3,344,928
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	1,467,105	3,348,912
		19,872,646

Panama : 0.47%
Banco Latinoamericano de Comercio Exterior SA (Financials, Banks)	66,875	1,827,025

Philippines : 1.98%
Globe Telecom Incorporated (Telecommunication Services, Wireless Telecommunication Services)	79,825	3,842,987
Semirara Mining and Power Corporation (Energy, Oil, Gas & Consumable Fuels)	1,532,060	3,882,996
		7,725,983

Poland : 0.20%
Bank Pekao SA (Financials, Banks)	24,827	785,858

Russia : 3.21%
Lukoil PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	82,519	3,527,687
MMC Norilsk Nickel PJSC (Materials, Metals & Mining)	226,173	3,306,649
Moscow Exchange MICEX-RTS OAO (Financials, Diversified Financial Services)(a)	2,080,876	3,524,956
Severstal PAO GDR (Materials, Metals & Mining)	170,213	2,013,620
Tatneft ADR (Energy, Oil, Gas & Consumable Fuels)	6,329	178,794
		12,551,706

Singapore : 4.30%
Asian Pay Television Trust (Consumer Discretionary, Media)	4,542,600	1,914,350
CapitaRetail China Trust (Financials, REITs)	3,352,300	3,813,126
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	98,800	2,890,970
Lippo Malls Indonesia Retail Trust (Financials, REITs)	8,147,100	2,278,782
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	1,892,500	5,900,388
		16,797,616

South Africa : 5.75%
Barclays Africa Group Limited (Financials, Banks)	511,040	5,650,754
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	189,740	1,917,459
Sanlam Limited (Financials, Insurance)	682,048	3,213,395
Sasol Limited (Energy, Oil, Gas & Consumable Fuels)	103,480	2,748,831
Telkom South Africa Limited (Telecommunication Services, Diversified Telecommunication Services)	834,577	3,873,099
Truworths International Limited (Consumer Discretionary, Specialty Retail)	322,294	2,072,665
Woolworths Holdings Limited (Consumer Discretionary, Multiline Retail)	463,955	2,989,032
		22,465,235

South Korea : 10.68%
Hite Jinro Company Limited (Consumer Staples, Beverages)	139,419	2,800,453
Hyundai Motor Company (Consumer Discretionary, Automobiles)	29,271	3,449,334
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	46,426	1,699,296
KB Financial Group Incorporated (Financials, Banks)	111,817	3,513,778
Korea Electric Power Corporation (Utilities, Electric Utilities)	81,634	4,467,405
Korea Reinsurance Company (Financials, Insurance)	328,889	3,552,700
Macquarie Korea Infrastructure Fund (Financials, Capital Markets)	590,011	4,714,189
POSCO (Materials, Metals & Mining)	29,390	5,942,807
Shinhan Financial Group Company Limited (Financials, Banks)	99,402	3,545,159

2

Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Shares	Value
South Korea (continued)
SK Telecom Company Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	350,324	$8,025,923
		41,711,044

Taiwan : 13.65%
Advanced Semiconductor Engineering Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	3,450,000	4,106,757
Cathay Financial Holding Company Limited (Financials, Insurance)	1,111,000	1,247,669
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	1,736,996	4,293,111
Chunghwa Telecom Company Limited (Telecommunication Services, Diversified Telecommunication Services)	497,000	1,767,049
CTBC Financial Holding Company Limited (Financials, Banks)	2,688,380	1,482,175
CTCI Corporation (Industrials, Construction & Engineering)	1,248,000	1,759,233
Delta Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	432,283	2,274,960
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,973,300	8,186,983
Largan Precision Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	27,000	2,892,585
MediaTek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	242,000	1,845,910
Namchow Chemical Industrial Company Limited (Consumer Staples, Food Products)	603,000	1,312,800
Nan Ya Plastics Corporation (Materials, Chemicals)	810,000	1,532,563
Novatek Microelectronics Corporation Limited (Information Technology, Semiconductors & Semiconductor Equipment)	500,000	1,754,221
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	2,035,000	3,059,863
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,472,000	7,954,140
Teco Electric & Machinery Company Limited (Industrials, Electrical Equipment)	1,819,000	1,609,709
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	915,000	1,868,809
United Microelectronics Corporation ADR (Information Technology, Semiconductors & Semiconductor Equipment)	1,274,520	2,408,843
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,552,000	1,973,850
		53,331,230

Thailand : 2.01%
Land & Houses PCL (Financials, Real Estate Management & Development)	14,316,600	4,192,630
Major Cineplex Group PCL (Consumer Discretionary, Media)	3,726,000	3,663,953
		7,856,583

Turkey : 0.57%
Emlak Konut Gayrimenkul Yati (Financials, REITs)	2,511,092	2,244,260

United Arab Emirates : 0.71%
Abu Dhabi Commercial Bank PJSC (Financials, Banks)	1,492,831	2,763,824

Total Common Stocks (Cost $318,296,941)		328,303,643

Exchange-Traded Funds : 5.59%
United States : 5.59%
iShares MSCI India ETF	662,419	19,574,481
Vaneck Vectors Russia ETF	124,974	2,253,281
Total Exchange-Traded Funds (Cost $20,545,202)		21,827,762

3

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund

Security name			Expiration date	Shares	Value
Participation Notes : 1.38%
China : 1.38%
HSBC Bank plc (Inner Mongolia Yili Industrial Group Company Limited Class A) (Consumer Staples, Food Products)†			12-19-2022	762,500	$2,126,147
UBS AG (Midea Group Company Class A) (Utilities, Electric Utilities)†			12-19-2016	770,029	3,265,877
Total Participation Notes (Cost $4,160,135)					5,392,024

		Dividend yield
Preferred Stocks : 4.14%
Brazil : 4.14%
Banco Bradesco SA (Financials, Banks)		3.02%		906,600	7,929,674
Itausa Investimentos Itau SA (Financials, Banks)		3.72		3,200,650	8,252,358
Total Preferred Stocks (Cost $13,924,181)					16,182,032

		Yield
Short-Term Investments : 4.49%
Investment Companies : 4.49%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.32		17,533,406	17,533,406

Total Short-Term Investments (Cost $17,533,406)					17,533,406

Total investments in securities (Cost $374,459,865)*	99.64%				389,238,867
Other assets and liabilities, net	0.36				1,413,847

Total net assets	100.00%				$390,652,714

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $375,112,135 and unrealized gains (losses) consists of:

Gross unrealized gains	$27,330,720
Gross unrealized losses	(13,203,988)

Net unrealized gains	$14,126,732

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund
GDR	Global depositary receipt
PCL	Public Company Limited
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Emerging Markets Equity Income Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$21,233,650	$0	$0	$21,233,650
Cayman Islands	5,087,441	0	0	5,087,441
Chile	1,687,499	0	0	1,687,499
China	74,013,632	0	0	74,013,632
Cyprus	1,422,458	0	0	1,422,458
Czech Republic	3,144,586	0	0	3,144,586
India	5,232,641	0	0	5,232,641
Indonesia	16,132,780	0	0	16,132,780
Malaysia	10,415,946	0	0	10,415,946
Mexico	19,872,646	0	0	19,872,646
Panama	1,827,025	0	0	1,827,025
Philippines	7,725,983	0	0	7,725,983
Poland	785,858	0	0	785,858
Russia	9,026,750	3,524,956	0	12,551,706
Singapore	16,797,616	0	0	16,797,616
South Africa	22,465,235	0	0	22,465,235
South Korea	41,711,044	0	0	41,711,044
Taiwan	53,331,230	0	0	53,331,230
Thailand	7,856,583	0	0	7,856,583
Turkey	2,244,260	0	0	2,244,260
United Arab Emirates	2,763,824	0	0	2,763,824
Exchange-traded funds
United States	21,827,762	0	0	21,827,762
Participation notes
China	0	5,392,024	0	5,392,024
Preferred Stocks
Brazil	16,182,032	0	0	16,182,032
Short-term investments
Investment companies	17,533,406	0	0	17,533,406

Total assets	$380,321,887	$8,916,980	$0	$389,238,867

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing that was used in pricing certain foreign securities at the previous period end was not used at July 31, 2016. As a result common stocks valued at $188,993,605 were transferred from Level 2 to Level 1 within the fair value hierarchy. The Fund had no material transfers into/out of Level 3.

Wells Fargo Strategic Income Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 3.46%
AmeriCredit Automobile Receivables Trust Series 2015-4 Class D	3.72%	12-8-2021	$300,000	$311,525
Avis Budget Rental Car Funding LLC Series 2012-3A Class B 144A	3.04	3-20-2019	250,000	251,952
Dell Equipment Finance Trust Series 2014-1 Class D 144A	2.68	6-22-2020	300,000	300,233
Total Asset-Backed Securities (Cost $849,541)				863,710

Corporate Bonds and Notes : 39.24%
Consumer Discretionary : 9.38%
Automobiles : 1.10%
Ford Motor Company	7.45	7-16-2031	200,000	274,996

Hotels, Restaurants & Leisure : 2.51%
CCM Merger Incorporated 144A	9.13	5-1-2019	100,000	104,875
Greektown Holdings LLC 144A	8.88	3-15-2019	200,000	209,500
Hilton Worldwide Finance LLC	5.63	10-15-2021	180,000	186,525
NCL Corporation Limited 144A	5.25	11-15-2019	125,000	127,813
				628,713

Household Durables : 1.37%
DR Horton Incorporated	4.75	5-15-2017	175,000	178,281
Pulte Group Incorporated	7.63	10-15-2017	155,000	164,300
				342,581

Leisure Products : 0.21%
Vista Outdoor Incorporated 144A	5.88	10-1-2023	50,000	52,375

Media : 3.19%
CCO Holdings LLC	5.13	2-15-2023	115,000	118,953
CCO Holdings LLC 144A	5.13	5-1-2023	35,000	36,181
CCO Holdings LLC	5.25	9-30-2022	50,000	52,063
CCO Holdings LLC 144A	5.38	5-1-2025	5,000	5,200
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	5,000	4,988
Charter Communications 144A	4.91	7-23-2025	300,000	331,358
DISH DBS Corporation	4.25	4-1-2018	165,000	169,331
Gray Television Incorporated	7.50	10-1-2020	75,000	78,281
				796,355

Specialty Retail : 0.59%
Asbury Automotive Group Incorporated	6.00	12-15-2024	75,000	76,913
Century Intermediate Holding Company (PIK at 10.50%) 144A¥(i)	9.75	2-15-2019	5,000	5,106
Penske Auto Group Incorporated	5.75	10-1-2022	50,000	50,755
Sonic Automotive Incorporated	5.00	5-15-2023	15,000	14,813
				147,587

Textiles, Apparel & Luxury Goods : 0.41%
Levi Strauss & Company	5.00	5-1-2025	100,000	102,250

Consumer Staples : 1.48%
Beverages : 1.48%
Anheuser-Busch InBev Finance Incorporated	3.65	2-1-2026	200,000	214,249
Constellation Brands Incorporated	7.25	9-1-2016	155,000	155,194
				369,443

1

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy : 5.07%
Energy Equipment & Services : 1.65%
Bristow Group Incorporated	6.25%	10-15-2022	$150,000	$106,500
Era Group Incorporated	7.75	12-15-2022	40,000	34,200
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	25,000	14,516
NGPL PipeCo LLC 144A	7.77	12-15-2037	175,000	180,250
PHI Incorporated	5.25	3-15-2019	85,000	78,200
				413,666

Oil, Gas & Consumable Fuels : 3.42%
Buckeye Partners LP	4.35	10-15-2024	100,000	101,684
Crestwood Midstream Partners LP	6.25	4-1-2023	50,000	46,875
Enable Midstream Partner LP	3.90	5-15-2024	100,000	93,245
Enlink Midstream LLC	4.40	4-1-2024	50,000	48,715
Exterran Partners LP	6.00	4-1-2021	50,000	46,125
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	75,000	77,250
Sabine Pass Liquefaction LLC	5.63	2-1-2021	100,000	103,250
Sabine Pass Liquefaction LLC 144A	5.88	6-30-2026	75,000	76,969
Sabine Pass LNG LP	7.50	11-30-2016	100,000	101,625
Targa Resources Partners Incorporated	5.00	1-15-2018	35,000	35,263
TC Pipelines LP	4.38	3-13-2025	100,000	100,119
Ultra Petroleum Corporation 144A(s)	6.13	10-1-2024	30,000	22,500
				853,620

Financials : 12.11%
Banks : 2.53%
Bank of America Corporation ±	6.30	12-29-2049	200,000	217,937
CIT Group Incorporated	4.25	8-15-2017	165,000	168,176
CIT Group Incorporated	5.00	8-1-2023	100,000	105,250
JPMorgan Chase & Company ±	6.00	12-31-2049	135,000	141,210
				632,573

Capital Markets : 1.04%
Goldman Sachs Group Incorporated	4.25	10-21-2025	200,000	211,381
Jefferies Finance LLC 144A	6.88	4-15-2022	55,000	48,606
				259,987

Consumer Finance : 2.71%
Ally Financial Incorporated	5.50	2-15-2017	160,000	162,800
Ally Financial Incorporated	7.50	9-15-2020	75,000	85,688
General Motors Financial Company Incorporated	3.20	7-6-2021	200,000	203,084
Navient Corporation	6.00	1-25-2017	150,000	152,700
Navient Corporation	8.00	3-25-2020	30,000	32,063
Springleaf Finance Corporation	8.25	10-1-2023	40,000	39,600
				675,935

Diversified Financial Services : 0.90%
S&P Global Incorporated	4.40	2-15-2026	200,000	224,920

Insurance : 2.00%
Fairfax US Incorporated 144A	4.88	8-13-2024	200,000	204,252
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	30,000	28,950
Hub International Limited 144A	7.88	10-1-2021	100,000	100,250
MetLife Incorporated	6.40	12-15-2066	150,000	166,475
				499,927

2

Wells Fargo Strategic Income Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
REITs : 2.93%
Digital Realty Trust LP	4.75%	10-1-2025	$170,000	$183,368
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	85,000	89,091
ESH Hospitality Incorporated 144A	5.25	5-1-2025	100,000	99,750
Iron Mountain Incorporated	6.00	8-15-2023	75,000	79,688
Omega Healthcare Investors Incorporated	4.50	1-15-2025	175,000	176,853
The GEO Group Incorporated	5.88	10-15-2024	100,000	102,500
				731,250

Health Care : 1.04%
Health Care Providers & Services : 1.04%
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	100,000	101,125
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	50,000	53,375
Tenet Healthcare Corporation	6.25	11-1-2018	100,000	106,125
				260,625

Industrials : 2.84%
Airlines : 0.44%
American Airlines Incorporated	4.38	4-1-2024	108,072	109,964

Building Products : 0.44%
USG Corporation	9.50	1-15-2018	100,000	109,500

Commercial Services & Supplies : 0.18%
Covanta Holding Corporation	5.88	3-1-2024	45,000	44,550

Machinery : 0.64%
Case New Holland Industrial Incorporated	7.88	12-1-2017	150,000	161,063

Technology Hardware, Storage & Peripherals : 0.96%
Diamond 1 Finance Corporation/Diamond 2 Finance Corporation 144A	5.88	6-15-2021	50,000	52,269
Diamond 1 Finance Corporation/Diamond 2 Finance Corporation 144A	6.02	6-15-2026	100,000	107,286
Diamond 1 Finance Corporation/Diamond 2 Finance Corporation 144A	7.13	6-15-2024	75,000	80,716
				240,271

Trading Companies & Distributors : 0.18%
United Rentals North America Incorporated	7.38	5-15-2020	43,000	44,673

Information Technology : 3.01%
Electronic Equipment, Instruments & Components : 0.43%
Zebra Technologies Corporation	7.25	10-15-2022	100,000	106,750

Internet Software & Services : 0.34%
IAC/InterActiveCorp	4.88	11-30-2018	84,000	86,100

Semiconductors & Semiconductor Equipment : 1.22%
KLA-Tencor Corporation	4.13	11-1-2021	200,000	215,767
Micron Technology Incorporated 144A	5.63	1-15-2026	100,000	88,750
				304,517

Software : 0.23%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	15,000	15,694
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00	10-15-2019	50,000	42,250
				57,944

3

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Technology Hardware, Storage & Peripherals : 0.79%
NCR Corporation	5.00%	7-15-2022	$175,000	$175,438
NCR Corporation	5.88	12-15-2021	10,000	10,400
NCR Corporation	6.38	12-15-2023	10,000	10,350
				196,188

Materials : 0.53%
Containers & Packaging : 0.44%
Owens-Illinois Incorporated 144A	6.38	8-15-2025	100,000	109,688

Metals & Mining : 0.09%
Alcoa Incorporated	6.75	7-15-2018	20,000	21,700

Telecommunication Services : 3.36%
Diversified Telecommunication Services : 0.83%
Frontier Communications Corporation	8.25	4-15-2017	85,000	88,825
GCI Incorporated	6.75	6-1-2021	115,000	118,450
				207,275

Wireless Telecommunication Services : 2.53%
CC Holdings GS V LLC	3.85	4-15-2023	200,000	216,193
SBA Communications Corporation	4.88	7-15-2022	100,000	102,500
Sprint Communications Incorporated 144A	7.00	3-1-2020	150,000	159,188
T-Mobile USA Incorporated	6.38	3-1-2025	20,000	21,400
T-Mobile USA Incorporated	6.50	1-15-2024	100,000	107,000
T-Mobile USA Incorporated	6.84	4-28-2023	25,000	26,688
				632,969

Utilities : 0.42%
Independent Power & Renewable Electricity Producers : 0.42%
NSG Holdings LLC 144A	7.75	12-15-2025	97,090	103,886

Total Corporate Bonds and Notes (Cost $9,544,886)				9,803,841

Foreign Government Bonds @: 14.36%
Brazil (BRL)	10.00	1-1-2017	430,000	131,620
Brazil (BRL)	10.00	1-1-2019	1,700,000	506,071
Colombia (COP)	7.00	9-11-2019	1,500,000,000	486,933
Indonesia (IDR)	7.88	4-15-2019	8,100,000,000	637,592
Malaysia (MYR)	3.80	9-30-2022	1,500,000	376,837
Mexico (MXN)	4.75	6-14-2018	9,565,000	506,018
Poland (PLN)	4.00	10-25-2023	1,750,000	490,165
Republic of South Africa (ZAR)	7.75	2-28-2023	3,675,000	256,933
Republic of South Africa (ZAR)	8.00	12-21-2018	2,700,000	195,495
Total Foreign Government Bonds (Cost $3,975,540)				3,587,664

Loans : 12.73%
Consumer Discretionary : 3.63%
Auto Components : 0.60%
Allison Transmission Incorporated ±	3.50	8-23-2019	149,557	149,620

Distributors : 1.22%
Spin Holdco Incorporated ±	4.25	11-14-2019	308,715	305,165

4

Wells Fargo Strategic Income Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Hotels, Restaurants & Leisure : 0.41%
Belmond Interfin Limited ±	4.00%	3-21-2021	$102,638	$101,739

Media : 0.81%
Learfield Communications Incorporated ±	4.25	10-9-2020	176,537	176,262
Salem Communications Corporation ±	4.50	3-16-2020	27,125	26,616
				202,878

Specialty Retail : 0.59%
Focus Brands Incorporated ±	4.25	2-21-2018	146,999	146,852

Energy : 0.07%
Energy Equipment & Services : 0.07%
ExGen Renewables I LLC ±	5.25	2-14-2021	16,531	16,613

Financials : 0.36%
Real Estate Management & Development : 0.36%
Capital Automotive LP ±	4.00	4-10-2019	90,545	90,791

Health Care : 1.12%
Health Care Providers & Services : 0.47%
Community Health Systems Incorporated ±	4.00	1-27-2021	69,087	68,202
Surgery Center Holdings Incorporated ±	5.25	11-3-2020	49,250	49,435
				117,637

Pharmaceuticals : 0.65%
Valeant Pharmaceuticals International Incorporated ±	4.75	12-11-2019	165,408	163,465

Industrials : 1.18%
Commercial Services & Supplies : 0.54%
KAR Auction Services Incorporated ±	3.94	3-9-2021	134,568	135,184

Construction & Engineering : 0.13%
USIC Holdings Incorporated ±	4.00	7-10-2020	34,174	33,662

Transportation Infrastructure : 0.51%
OSG Bulk Ships Incorporated ±	5.25	8-5-2019	12,360	12,190
OSG International Incorporated ±	5.75	8-5-2019	115,627	114,760
				126,950

Information Technology : 2.83%
Internet Software & Services : 0.38%
Applied Systems Incorporated ±	4.00	1-25-2021	94,005	94,099

IT Services : 1.40%
First Data Corporation ±	4.24	7-8-2022	350,000	350,973

Technology Hardware, Storage & Peripherals : 1.05%
Dell Incorporated ±	4.00	4-29-2020	263,031	263,086

Telecommunication Services : 2.84%
Diversified Telecommunication Services : 2.07%
Intelsat Jackson Holdings SA ±	3.75	6-30-2019	240,332	227,566

5

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Level 3 Financing Incorporated ±	4.00%	8-1-2019	$288,205	$288,926
				516,492

Wireless Telecommunication Services : 0.77%
Syniverse Holdings Incorporated ±	4.00	4-23-2019	236,857	191,854

Utilities : 0.70%
Electric Utilities : 0.70%
Green Energy Partners ±(i)	6.50	11-13-2021	45,000	42,750
Texas Competitive Electric Holdings Company LLC (s)±	4.66	10-10-2016	400,000	131,500
				174,250

Total Loans (Cost $3,514,879)				3,181,310

Municipal Obligations : 2.23%
Idaho : 0.18%
Idaho Housing & Finance Association Legacy Public Charter School (Education Revenue)	7.00	5-1-2017	45,000	45,068

Illinois : 0.79%
Chicago IL Refunding Bonds Taxable Project Series E (GO Revenue)	6.05	1-1-2029	200,000	196,438

Michigan : 0.24%
Wayne County MI Series 2016 (GO Revenue)	4.25	12-1-2018	60,000	60,790

Texas : 1.02%
North Texas Tollway Authority Build America Bonds Sub Lien Series B-2 (Transportation Revenue)	8.91	2-1-2030	210,000	253,602

Total Municipal Obligations (Cost $560,355)				555,898

Non-Agency Mortgage-Backed Securities : 10.32%
321 Henderson Receivables LLC Series 2015-2A Class A 144A	3.87	3-15-2058	446,486	464,455
ACAS CLO Limited Trust Series 2015-1A Class B 144A±	2.73	4-18-2027	500,000	493,083
BB-UBS Trust Series 2012-TFT Class C 144A±	3.58	6-5-2030	150,000	148,718
Citi Held For Asset Issuance Trust Series 2015-PM3 Class B 144A	4.31	5-16-2022	450,000	447,578
Commercial Mortgage Trust Series 2015-LC23 Class C ±	4.80	10-10-2053	300,000	317,068
GS Mortgage Securities Trust Series 2014-GC24 Class D 144A±	4.66	9-10-2047	325,000	253,980
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class D 144A±	4.83	4-15-2047	493,000	429,426
Morgan Stanley Capital I Trust Series 2007-HQ11 Class AM ±	5.48	2-12-2044	25,000	25,238
Total Non-Agency Mortgage-Backed Securities (Cost $2,612,078)				2,579,546

U.S. Treasury Securities : 0.53%
U.S. Treasury Note	1.63	2-15-2026	130,000	131,966

Total U.S. Treasury Securities (Cost $126,604)				131,966

Yankee Corporate Bonds and Notes : 5.14%
Consumer Discretionary : 0.20%
Automobiles : 0.20%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	50,000	51,188

6

Wells Fargo Strategic Income Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financials : 3.09%
Banks : 3.09%
BPCE SA 144A	5.15%	7-21-2024	$230,000	$243,177
Credit Agricole SA 144A±	8.13	12-29-2049	200,000	210,500
Credit Suisse Group Funding (Guernsey) Limited 144A	3.45	4-16-2021	210,000	213,247
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	100,000	104,000
				770,924

Health Care : 0.68%
Pharmaceuticals : 0.68%
Mallinckrodt International Finance SA	3.50	4-15-2018	170,000	168,938

Information Technology : 0.61%
Technology Hardware, Storage & Peripherals : 0.61%
Seagate HDD Cayman	4.75	1-1-2025	175,000	153,148

Materials : 0.20%
Containers & Packaging : 0.20%
Ardagh Packaging Finance plc 144A±	3.65	12-15-2019	50,000	50,438

Telecommunication Services : 0.36%
Diversified Telecommunication Services : 0.36%
Intelsat Jackson Holdings SA	5.50	8-1-2023	100,000	65,500
Intelsat Luxembourg SA	8.13	6-1-2023	85,000	19,763
Virgin Media Finance plc 144A	5.38	4-15-2021	4,500	4,680
				89,943

Total Yankee Corporate Bonds and Notes (Cost $1,383,952)				1,284,579

Yankee Government Bonds : 0.87%
Republic of Argentina 144A	7.50	4-22-2026	200,000	217,200

Total Yankee Corporate Bonds and Notes (Cost $200,000)				217,200

	Yield		Shares
Short-Term Investments : 10.21%
Investment Companies : 9.37%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.32		2,341,711	2,341,711

			Principal
U.S. Treasury Securities : 0.84%
U.S. Treasury Bill (z)#	0.26	9-15-2016	$210,000	209,943

Total Short-Term Investments (Cost $2,551,641)				2,551,654

7

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Strategic Income Fund

		Value
Total investments in securities (Cost $25,319,476)*	99.09%	$24,757,368
Other assets and liabilities, net	0.91	227,016

Total net assets	100.00%	$24,984,384

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(i)	Illiquid security
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
±	Variable rate investment. The rate shown is the rate in effect at period end.
@	Foreign bond principal is denominated in the local currency of the issuer.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $25,338,618 and unrealized gains (losses) consists of:

Gross unrealized gains	$525,388
Gross unrealized losses	(1,106,638)

Net unrealized losses	$(581,250)

Abbreviations:

BRL	Brazilian real
COP	Colombian Peso
GO	General obligation
IDR	Indonesian rupiah
LLC	Limited liability company
LP	Limited partnership
MXN	Mexican peso
MYR	Malaysian ringgit
plc	Public limited company
PLN	Polish zloty
REIT	Real estate investment trust
ZAR	South African rand

8

Wells Fargo Strategic Income Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Non-listed swaps are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

1

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Asset-backed securities	$0	$863,710	$0	$863,710
Corporate bonds and notes	0	9,803,841	0	9,803,841
Foreign government bonds	0	3,587,664	0	3,587,664

2

Loans	0	2,641,966	539,344	3,181,310
Municipal obligations	0	555,898	0	555,898
Non-agency mortgage-backed securities	0	2,579,546	0	2,579,546
U.S. Treasury securities	131,966	0	0	131,966
Yankee corporate bonds and notes	0	1,284,579	0	1,284,579
Yankee government bonds and notes	0	217,200	0	217,200
Short-term investments
Investment companies	2,341,711	0	0	2,341,711
U.S. Treasury securities	209,943	0	0	209,943

	2,683,620	21,534,404	539,344	24,757,368
Credit default swap contracts	0	8,166	0	8,166
Forward foreign currency contracts	0	35,264	0	35,264

Total assets	$2,683,620	$21,577,834	$539,344	$24,800,798

Liabilities
Forward foreign currency contracts	$0	$124,226	$0	$124,226
Futures contracts	21,797	0	0	21,797

Total liabilities	$21,797	$124,226	$0	$146,023

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. Swap contracts consists of unrealized gains (losses) and premiums paid or received on swap contracts, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Loans
Balance as of October 31, 2015	$242,048
Accrued discounts (premiums)	39
Realized gains (losses)	415
Change in unrealized gains (losses)	(690)
Sales	(55,498)
Transfers into Level 3	369,643
Transfers out of Level 3	(16,613)

Balance as of July 31, 2016	$539,344

Change in unrealized gains (losses) relating to securities still held at July 31, 2016	$(681)

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

3

Derivative transactions

During the nine months ended July 31, 2016, the Fund entered into futures contracts to manage duration exposure.

At July 31, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at July 31, 2016	Unrealized losses
9-21-2016	JPMorgan	45 Short	10-Year U.S. Treasury Notes	$5,987,109	$(156,060)

During the nine months ended July 31, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At July 31, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at July 31, 2016	In exchange for U.S. $	Unrealized gains
9-29-2016	State Street Bank	4,950,000 MXN	$262,401	$259,915	$2,486
9-29-2016	State Street Bank	6,525,000 ZAR	464,730	431,952	32,778

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at July 31, 2016	In exchange for U.S. $	Unrealized losses
9-29-2016	State Street Bank	6,525,000 ZAR	$464,730	$417,405	$(47,325)
9-29-2016	State Street Bank	4,950,000 MXN	262,401	257,543	(4,858)
9-29-2016	State Street Bank	1,950,000 PLN	499,717	478,252	(21,465)
10-11-2016	State Street Bank	1,450,000 GBP	1,921,339	1,870,761	(50,578)

During the nine months ended July 31, 2016, the Fund entered into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return. At July 31, 2016, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on an index – Sell protection

Expiration	Counterparty	Reference index	Notional amount	Fixed payments received	Value	Premiums paid	Unrealized gains
6-20-2021	Credit Suisse	Markit CDX North America Investment Grade Index	$600,000	1.00%	$8,166	$5,296	$2,870

4

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	September 23, 2016

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	September 23, 2016

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	September 23, 2016